UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act File Number:  811-5460

                     INVESCO Treasurer's Series Funds, Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                4350 South Monaco Street, Denver, Colorado 80237
           ----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

      Glen A. Payne, Esq., 4350 South Monaco Street, Denver, Colorado 80237
      ---------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 720-624-6300

Date of fiscal year end: August 31, 2003

Date of reporting period: August 31, 2003

ITEM 1. REPORT TO SHAREHOLDERS

AUGUST 31, 2003

ANNUAL REPORT
--------------------------------------------------------------------------------
INVESCO TREASURER'S SERIES FUNDS, INC.
EFFECTIVE OCTOBER 1, 2003, INVESCO TREASURER'S SERIES FUNDS, INC. WILL CHANGE ITS NAME TO AIM TREASURER'S SERIES FUNDS, INC.

TREASURER'S MONEY MARKET RESERVE FUND
TREASURER'S TAX-EXEMPT RESERVE FUND


"DURING THE SUMMER, THE ECONOMY FINALLY STARTED ITS LONG HOPED FOR UPSWING." SEE PAGE 3


[INVESCO ICON]  INVESCO(R)

[PHOTOGRAPH OF RAYMOND R. CUNNINGHAM OMITTED]

NEW DISTRIBUTOR FOR INVESCO FUNDS

FELLOW SHAREHOLDER:

In recent months, we at INVESCO have taken some key steps in our ongoing effort to provide you with high-quality investment products and services. As you may have already heard, we've decided to work more closely with our affiliates at AIM Investments,(SM)* a well-respected leader in the asset management industry.

As a result, Fund Management Company, an AIM affiliate, became the distributor of INVESCO Treasurer's Series Funds, Inc. effective July 1, 2003. This move has allowed us to create a single distribution system for both our companies that is supported by more than 200,000 financial consultants.

Thank you for your continued support. If you have questions about any of these changes, please don't hesitate to call us at 1-800-525-8085.

Sincerely,

/s/Ray Cunningham

Ray Cunningham
President and CEO, INVESCO Funds Group, Inc.

* AIM INVESTMENTS IS A SERVICE MARK OF A I M MANAGEMENT GROUP INC., AND IS THE SUBJECT OF A PENDING APPLICATION FOR TRADEMARK REGISTRATION. A I M ADVISORS, INC., A I M CAPITAL MANAGEMENT, INC., A I M PRIVATE ASSET MANAGEMENT, INC., AND A I M ALTERNATIVE ASSET MANAGEMENT COMPANY, INC., ARE THE INVESTMENT ADVISORS FOR THE PRODUCTS AND SERVICES REPRESENTED BY AIM INVESTMENTS. A I M DISTRIBUTORS, INC., IS THE DISTRIBUTOR FOR THE RETAIL MUTUAL FUNDS AND FUND MANAGEMENT COMPANY IS THE DISTRIBUTOR FOR THE INSTITUTIONAL MONEY MARKET FUNDS REPRESENTED BY AIM INVESTMENTS.

AN INVESTMENT IN THE FUND IS NOT INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

"DURING THE YEAR, THE CORPORATE CREDIT SITUATION REMAINED SHAKY, AND OUR EMPHASIS STAYED ON MAINTAINING HIGH CREDIT QUALITY..."
-- SEE PAGE 4

TABLE OF CONTENTS

LETTER FROM THE PRESIDENT & CEO..............................1
AN INTERVIEW WITH LYMAN MISSIMER.............................3
INVESTMENT HOLDINGS..........................................5
FINANCIAL STATEMENTS........................................16
NOTES TO FINANCIAL STATEMENTS...............................21
FINANCIAL HIGHLIGHTS........................................24
OTHER INFORMATION...........................................26

FOR THE LATEST YIELD INFORMATION, CALL US AT 1-800-959-4246.

QUESTIONS & ANSWERS

AN INTERVIEW WITH FUND MANAGER LYMAN MISSIMER

FUND MANAGEMENT

[PHOTOGRAPH OF LYMAN MISSIMER OMITTED]

LYMAN MISSIMER, CFA
TEAM LEADER

TREASURER'S MONEY MARKET RESERVE FUND
TREASURER'S TAX-EXEMPT RESERVE FUND

LYMAN MISSIMER III, SENIOR VICE PRESIDENT OF A I M CAPITAL MANAGEMENT, LEADS A TEAM OF MANAGERS FOR THE FUNDS. HE JOINED AIM INVESTMENTS IN 1995 AND HAS MORE THAN 20 YEARS OF INVESTING EXPERIENCE. LYMAN EARNED HIS BACHELOR'S DEGREE FROM DARTMOUTH COLLEGE AND AN MBA FROM THE UNIVERSITY OF CHICAGO GRADUATE SCHOOL OF BUSINESS. HE IS A MEMBER OF THE ASSOCIATION OF INVESTMENT MANAGEMENT RESEARCH.

PLEASE NOTE THAT THIS REPORT MARKS A CHANGE IN THE FISCAL YEAR FOR THE INVESCO TREASURER'S SERIES FUNDS, INC. FORMERLY, THE FUNDS' ANNUAL REPORTING PERIOD COVERED THE MONTHS FROM JUNE THROUGH MAY. BEGINNING WITH THIS REPORT, THE FUNDS' FISCAL YEAR REPORTING WILL COVER SEPTEMBER THROUGH AUGUST.

WHAT CONDITIONS AND EVENTS INFLUENCED OVERALL MONEY MARKET PERFORMANCE DURING THE PAST YEAR?

LYMAN MISSIMER: Many of the same factors we reported three months ago remained issues for the annual period that ended on August 31. The economy continued on its sluggish path for most of the reporting period. The manufacturing sector struggled, while companies continued to cut costs. The members of the Federal Open Market Committee (FOMC) felt that the economy needed a jumpstart, and in November 2002 lowered the federal funds rate target 50 basis points to 1.25%. This action kept long-term yields at around 4%, which helped to further stimulate the housing sector. Meanwhile, the overall gross domestic product
(GDP) continued to show little growth, with both the fourth quarter of 2002 and the first quarter of 2003 barely rising at an annual rate of 1.4%.

Of course, the dominant influence on economic activity in the first half of 2003 was the turmoil in the Middle East, which eventually resulted in the United States invading Iraq in March. This helped to push oil prices higher, which further limited activity. As it became apparent that the U.S.-led invasion would be successful, the equity markets began to rally, and the future for economic growth appeared brighter. However, Chairman Alan Greenspan of the Federal Reserve spoke to Congress in May and roiled the fixed-income markets with his discussion of the risks of deflation.

The Treasury market rallied further, with 10-year yields dropping to a 40-year low of 3.10%. The Fed determined that the economy needed further insurance and lowered the federal funds target again in June, citing the fight against deflationary forces. This brought the target to 1%, the lowest level since the 1950s.

During the summer, the economy finally started its long hoped for upswing. The combined monetary and fiscal stimuli helped push GDP growth to 3.1% for the second quarter, and many economists have said they expect 4% to 5% growth for the third quarter of 2003. The big cloud which continued to hang over the economy was sustained weak employment. Despite the growth in the economy, companies remained loath to add workers, relying on strong productivity to fuel rising earnings. I think that this phenomenon could make the sustainability of a recovery a question mark.

WHAT IS YOUR CURRENT STRATEGY, AND HOW HAVE SPECIFIC DECISIONS INFLUENCED THE PORTFOLIO'S PERFORMANCE?

LYMAN MISSIMER: At the beginning of the period, the economy had started to weaken, while the yield curve began to flatten out (that is, the difference between long- and short-term interest rates lessened). In response, the Federal Reserve changed its balance of risks to weakness after the August 2002 FOMC meeting, which further encouraged the fall of longer-term yields. As that transition was happening, the portfolio was extended to lock in the higher yields. The Fed reduced rates in November to a 40-year low of 1.25%. For the next six months, our goal was to maintain the weighted average maturities (WAMs) in the 40- to 50-day range pending further developments. With deflation talk from the Fed in May, the markets became convinced that the Fed would lower rates again at its June meeting, and the WAMs were extended again to close to 60 days.

At this point, the new 1% target was the lowest in around 50 years, and yet the market still thought that there could be another easing. Once those hopes were dashed by the Fed and the improving economy, the yield curve steepened, encouraging buying at the longer end of the maturity spectrum. Since cash flows generally remained volatile, our barbell strategy was maintained, with overnight cash positions held at high levels to provide liquidity. During the year, the corporate credit situation remained shaky, and our emphasis stayed on maintaining high credit quality. As high quality credits continued to be harder to find and spreads narrowed, we utilized more government-sponsored agencies to extend maturities.

HOW ARE YOU CURRENTLY POSITIONING THE PORTFOLIOS?

LYMAN MISSIMER: Since the June FOMC meeting, the Fed members have been encouraging the markets to expect no increase in rates for a considerable period of time. Some Fed watchers expect that to mean no hike until 2005. However, with the recent pickup in economic activity and turbulence in the fixed-income markets, many market participants are looking for the Fed to move as soon as the first quarter of 2004. The federal funds futures market is expecting the target to be as high as 1.50% by mid-2004. With volatility and uncertainty back in the markets, we've reduced the WAMs across the board into the 45 to 50 day range. With little reason to expect a move up in rates for at least six months, we will look for buying opportunities out longer where the curve is steepest.

WHAT WILL YOU BE WATCHING FOR DURING THE REMAINDER OF 2003?

LYMAN MISSIMER: The Fed is expected to be on hold for the rest of the year at the historically low 1% federal funds target. In the last couple of months, the economy has picked up and the fixed-income markets have seen yields rise dramatically. This has caused yields in the nine-month to one-year sector to fluctuate and rise significantly. Since the members of the Fed continue to emphasize that there will be no tightening anytime soon, it appears the yields in the 1.30% and higher range are attractive. The portfolio team will continue to take advantage of these yields while maintaining WAMs in the 45-50 day range. If it appears inflation is beginning to rise and that a tightening is any closer, WAMs will be reduced.

"IN THE LAST COUPLE OF MONTHS, THE ECONOMY HAS PICKED UP AND THE FIXED-INCOME MARKETS HAVE SEEN YIELDS RISE DRAMATICALLY."

INVESTMENT HOLDINGS

STATEMENT OF INVESTMENT SECURITIES
INVESCO TREASURER'S SERIES FUNDS, INC.
AUGUST 31, 2003

                                              EFFECTIVE
                                               INTEREST         PRINCIPAL
%        DESCRIPTION                             RATE %            AMOUNT           VALUE
-----------------------------------------------------------------------------------------
TREASURER'S MONEY MARKET RESERVE FUND
99.89    SHORT-TERM INVESTMENTS
10.92    US GOVERNMENT AGENCY OBLIGATIONS
         Fannie Mae
           Benchmark Notes, 2/18/2004              1.16    $   10,000,000   $   9,946,155
           Notes, 9/10/2004                        1.36        10,000,000      10,000,000
         Federal Home Loan Bank, Bonds
           4/21/2004                               1.42         5,000,000       5,000,000
           5/11/2004                               1.38         4,000,000       4,000,000
           9/8/2004                                1.28        10,000,000      10,000,000
         Overseas Private Investment, Notes, F/VR
           Series 165A, 1/15/2009                  1.10        55,171,325      55,171,325
=========================================================================================
           TOTAL US GOVERNMENT AGENCY OBLIGATIONS
              (Amortized Cost $94,117,480)                                     94,117,480
=========================================================================================
30.03    COMMERCIAL PAPER
1.15     ASSET-BACKED SECURITIES --
            COMMERCIAL LOANS & LEASES
         Atlantis One Funding, 1/28/2004           1.15        10,000,000       9,953,214
=========================================================================================
1.16     ASSET-BACKED SECURITIES --
            CONSUMER FINANCE
         General Electric Capital International
           Funding Series A, 10/30/2003            0.97        10,000,000       9,984,399
=========================================================================================
3.38     ASSET-BACKED SECURITIES --
            CONSUMER RECEIVABLES
         Thunder Bay Funding
           9/3/2003                                1.07        20,146,000      20,144,823
           9/12/2003                               1.06         8,998,000       8,995,136
=========================================================================================
                                                                               29,139,959
6.71     ASSET-BACKED SECURITIES --
            DIVERSIFIED FINANCIAL SERVICES
         Amsterdam Funding, 10/10/2003             1.06        28,000,000      27,968,399
         Fortis Funding LLC, 10/30/2003            1.05        20,000,000      19,966,188
         Lexington Parker Capital, 1/26/2004       1.15        10,000,000       9,953,841
=========================================================================================
                                                                               57,888,428
3.94     ASSET-BACKED SECURITIES --
            FULLY BACKED
         Aquinas Funding LLC, 11/10/2003           1.06        34,000,000      33,931,139
=========================================================================================
10.31    ASSET-BACKED SECURITIES --
            MULTI-PURPOSE
         Edison Asset Securitization
           11/10/2003                              1.21        20,000,000      19,953,556
           12/17/2003                              1.05         9,000,000       8,972,400
         Jupiter Securitization, 10/6/2003         1.05        35,000,000      34,964,725
         Receivables Capital, 9/3/2003             1.06        25,000,000      24,998,553
=========================================================================================
                                                                               88,889,234

                                              EFFECTIVE
                                               INTEREST         PRINCIPAL
%        DESCRIPTION                             RATE %            AMOUNT           VALUE
-----------------------------------------------------------------------------------------
1.74     ASSET-BACKED SECURITIES --
            TRADE RECEIVABLES
         New Center Asset Trust, Series A-1,
            9/25/2003                              1.06   $    15,000,000   $  14,989,582
=========================================================================================
1.64     LIFE & HEALTH INSURANCE
         New York Life Capital, 10/7/2003          1.05        14,125,000      14,110,426
=========================================================================================
           TOTAL COMMERCIAL PAPER
              (Amortized Cost $258,886,381)                                   258,886,381
=========================================================================================
7.80     CORPORATE BONDS
2.81     ASSET-BACKED SECURITIES --
            MULTI-PURPOSE
         Beta Finance, Medium-Term Notes
           F/VR, 10/7/2003                         1.12        24,200,000      24,200,000
=========================================================================================
1.16     ASSET-BACKED SECURITIES --
            RESIDENTIAL MORTGAGE LOANS
         Holmes Financing PLC, F/VR, Series 7
           Class 1A, 4/15/2004                     1.07        10,000,000      10,000,000
=========================================================================================
2.67     DIVERSIFIED BANKS
         Capital One Funding, Option Notes(b),
           F/VR
           Series 1999-F, 12/2/2019                1.13         8,100,000       8,100,000
           Series 2000-C, 9/1/2020                 1.13        14,928,000      14,928,000
=========================================================================================
                                                                               23,028,000
1.16     DIVERSIFIED FINANCIAL SERVICES
         MetLife Global Funding, Notes(a)
           F/VR, 9/15/2004                         1.12        10,000,000      10,000,000
=========================================================================================
           TOTAL CORPORATE BONDS
              (Cost $67,228,000)                                               67,228,000
=========================================================================================
9.25     VARIABLE RATE DEMAND NOTES(b)
1.26     DEVELOPMENT
         Barrington Development Funding LLC
           Series 2003E, 12/1/2032                 1.13        10,900,000      10,900,000
=========================================================================================
1.57     DIVERSIFIED BANKS
         Chatham Capital, Series 2000, 7/1/2020    1.13         5,351,000       5,351,000
         JPV Capital LLC, Series 1999-A, 12/1/2039 1.18         2,070,000       2,070,000
         S&L Capital LLC, 11/4/2042                1.16         6,075,000       6,075,000
=========================================================================================
                                                                               13,496,000
0.70     DIVERSIFIED FINANCIAL SERVICES
         Osprey Properties Ltd, 6/1/2027           1.20         6,000,000       6,000,000
=========================================================================================
2.05     MEDICAL RELATED -- DRUGS
         B. Braun Medical, Series 2000, 2/1/2015   1.13        17,706,000      17,706,000
=========================================================================================
3.67     MISCELLANEOUS REVENUE
         AARP, Series 2001, 5/1/2031               1.15        11,000,000      11,000,000
         R.G. Ray, Series 2000, 1/1/2015           1.21         3,715,000       3,715,000

                                              EFFECTIVE
                                               INTEREST         PRINCIPAL
%        DESCRIPTION                             RATE %            AMOUNT           VALUE
-----------------------------------------------------------------------------------------
         Shepherd Capital LLC
           Series 1996-A, 10/1/2046                1.18    $    5,500,000   $   5,500,000
           Series 2003-C, 8/1/2053                 1.11        11,455,000      11,455,000
=========================================================================================
                                                                               31,670,000
           TOTAL VARIABLE RATE DEMAND NOTES
              (Amortized Cost $79,772,000)                                     79,772,000
=========================================================================================
5.22     CERTIFICATES OF DEPOSIT -- DIVERSIFIED BANKS
         Barclays Bank PLC, 4/19/2004              0.97        10,000,000      10,024,039
         BNP Paribas, 8/5/2004                     1.35         5,000,000       5,001,858
         National Australia Bank Ltd, 8/24/2004    1.26        10,000,000      10,000,000
         Societe Generale, 8/17/2004               1.16        10,000,000      10,000,000
         UBS AG, 8/4/2004                          1.31        10,000,000      10,000,000
=========================================================================================
           TOTAL CERTIFICATES OF DEPOSIT
              (Amortized Cost $45,025,897)                                     45,025,897
=========================================================================================
19.27    MUNICIPAL NOTES(b)
1.19     CITY REVENUE
         Omaha, Nebraska (Riverfront Redev Proj)
           (AMBAC Insured), VR, Special Oblig,
           Series 2002B, 2/1/2026                  1.21        10,235,000      10,235,000
=========================================================================================
1.59     COUNTY REVENUE
         Berks Cnty Indl Dev Auth, Pennsylvania
           (AMBAC Insured), VR, Hlth Care Rev,
           Series B, 1/1/2028                      1.18         5,900,000       5,900,000
         Lehigh Cnty Indl Dev Auth, Pennsylvania
           (Bouras Inds Proj) (LOC - Wachovia
           Bank), VRD/FR, Rev, Series C of 2002,
           11/1/2013                               1.16         2,525,000       2,525,000
         Liberty County Indl Auth, Georgia (Hugo
           Boss, USA, Proj) (LOC - Wachovia Bank),
           VRD, Series 2002, 1/1/2018              1.18         5,300,000       5,300,000
=========================================================================================
                                                                               13,725,000
0.04     DEVELOPMENT REVENUE
         San Jose Redev Agency, California (Merged
           Area Redev Proj) (LOC - Bank of New
           York), VR, Hsg Set-Aside Rev, Series
           2002H, 8/1/2029                         1.10           374,000         374,000
=========================================================================================
0.42     EDUCATION REVENUE
         South Carolina Edl Facils Auth (Anderson
           College Proj) (LOC - First Union Natl
           Bank), VRD, Edl Facils Rev, Series
           1998C, 10/1/2023                        1.18         3,590,000       3,590,000
=========================================================================================
2.67     HEALTH CARE FACILITIES -- HOSPITALS
         Missouri Hlth & Edl Facils Auth
            (Bethesda Hlth Grp) (LOC - U.S.
            Bank), VRD, Hlth Facils Rev,
            Series 2001B, 8/1/2031                 1.10        17,905,000      17,905,000
         South Florida Baptist Hlth Systems (MBIA
            Insured), VR, Direct Note Obligs,
            Series 1995A, 5/15/2017                1.10         5,100,000       5,100,000
=========================================================================================
                                                                               23,005,000

                                              EFFECTIVE
                                               INTEREST         PRINCIPAL
%        DESCRIPTION                             RATE %            AMOUNT           VALUE
-----------------------------------------------------------------------------------------
4.90     HOUSING FINANCE
         Connecticut Hsg Fin Auth (Hsg Mtg
           Fin Prog) (AMBAC Insured), VR
              Subseries A-5, 5/15/2033             1.10    $      635,000   $     635,000
              Subseries F-2, 11/15/2016            1.11        27,100,000      27,100,000
         New York Hsg Fin Agency (LOC - Dexia Cr
           Loc), VR, Svc Contract Rev, Ref,
           2003 Series H, 9/15/2008                1.11        14,500,000      14,500,000
=========================================================================================
                                                                               42,235,000
0.93     INDUSTRIAL DEVELOPMENT REVENUE --
            MISCELLANEOUS
         Winder-Barrow Cnty Jt Dev Auth, Georgia
           (Rooker-Barrow Partners LLC Proj)
           (LOC - Wachovia Bank), AR, IDR,
           Series 2003, 1/1/2023                   1.18         8,000,000       8,000,000
=========================================================================================
0.66     MISCELLANEOUS REVENUE
         Raleigh Roman Catholic Diocese, North
           Carolina (LOC - Bank of America),
           VRD, Series A, 6/1/2018                 1.16         5,700,000       5,700,000
=========================================================================================
4.99     POLLUTION CONTROL REVENUE --
            ENERGY REVENUE
         Sabine River Auth, Texas (TXU Elec Proj)
           (LOC - Chase Manhattan Bank), VR, PCR,
           Ref, Series 2001-E, 12/1/2036           1.11        43,027,858      43,027,858
=========================================================================================
1.88     UTILITIES -- GAS REVENUE
         Georgia Muni Gas Auth (Gas Portfolio III
           Proj) (LOC - Wachovia Bank, Bayerische
           Landesbank & Bank One), VR, Gas Rev,
           Series A, 2/1/2015                      1.14        16,250,000      16,250,000
=========================================================================================
           TOTAL MUNICIPAL NOTES
              (Amortized Cost $166,141,858)                                   166,141,858
=========================================================================================
4.64     PROMISSORY NOTES -- DIVERSIFIED
            FINANCIAL SERVICES
         Goldman Sachs Group
           FR(f), 10/28/2003                       1.16        10,000,000      10,000,000
           F/VR(f), 9/17/2003                      1.26        10,000,000      10,000,000
           F/VR(f), 10/2/2003                      1.33        20,000,000      20,000,000
=========================================================================================
           TOTAL PROMISSORY NOTES
              (Cost $40,000,000)                                               40,000,000
=========================================================================================
4.06     MASTER NOTE AGREEMENTS -- DIVERSIFIED
            FINANCIAL SERVICES
         Merrill Lynch Mortgage Capital, 2/23/2004
           (Cost $35,000,000)                      1.27        35,000,000      35,000,000
=========================================================================================
1.74     FUNDING AGREEMENTS -- LIFE &
            HEALTH INSURANCE
         New York Life Insurance(f), 4/7/2004      1.18         5,000,000       5,000,000
         Travelers Insurance, 8/27/2004            1.24        10,000,000      10,000,000
=========================================================================================
           TOTAL FUNDING AGREEMENTS
              (Cost $15,000,000)                                               15,000,000
=========================================================================================

                                              EFFECTIVE
                                               INTEREST         PRINCIPAL
%        DESCRIPTION                             RATE %            AMOUNT           VALUE
-----------------------------------------------------------------------------------------
6.96     REPURCHASE AGREEMENTS
         Repurchase Agreement with Banc of America
           Securities LLC dated 8/29/2003 due
           9/2/2003 at 1.205%, repurchased at
           $25,003,347. (Collateralized by Corporate
           Bonds, 5.850% to 8.200%, due 1/14/2009 to
           1/15/2030 with an aggregate market value
           of $26,250,001.)                                $   25,000,000   $  25,000,000
         Repurchase Agreement with BNP Paribas
           Securities dated 8/29/2003 due
           9/2/2003 at 1.205%, repurchased at
           $20,002,667 (Collateralized by Corporate
           Bonds, 5.500% to 7.375%, due 3/15/2006
           to 10/1/2012 with an aggregate market
           value of $21,000,000.)                             20,000,000      20,000,000
         Repurchase Agreement with Deutsche Bank AG
           dated 8/29/2003 due 9/2/2003 at 1.190%,
           repurchased at $15,001,983.
           (Collateralized by Commercial Mortgage
           Securities, 1.203% to 2.915%, due
           11/21/2028 to 1/12/2037 with an
           aggregate market value of $15,750,000.)             15,000,000      15,000,000
=========================================================================================
           TOTAL REPURCHASE AGREEMENTS
              (Cost $60,000,000)                                               60,000,000
=========================================================================================
99.89    TOTAL INVESTMENTS AT VALUE
           (AMORTIZED COST $861,171,616)(c)                                   861,171,616
=========================================================================================
0.11     OTHER ASSETS LESS LIABILITIES                                            319,207
=========================================================================================
100.00   NET ASSETS AT VALUE                                                $ 861,490,823
=========================================================================================

TREASURER'S TAX-EXEMPT RESERVE FUND
102.22   SHORT-TERM INVESTMENTS
101.50   MUNICIPAL NOTES(b)
12.21    ALABAMA
         Birmingham Med Clinic Brd, Alabama
           (LOC - AmSouth Bank), AR, Med
           Clinic Rev, UAHSF Series 1991,
           12/1/2026                               0.92    $    3,000,000   $   3,000,000
         Homewood Med Clinic Brd, Alabama
           (Lakeshore Fndtn Proj) (LOC - AmSouth
           Bank), VR, Lease Rev, Series 2000,
           11/1/2024                               0.98         1,050,000       1,050,000
         Madison, Alabama (MBIA Insured), FR,
           Gen Oblig School Wt, Series 1994,
           2/1/2014                                1.05           150,000         156,214
         Mobile Indl Dev Brd, Alabama (Holnam Inc
           Proj) (LOC - Bayerische Landesbank
           Gironzentrale), V/FRD, IDR Ref, Series
           1999, 8/1/2009                          0.97         1,000,000       1,000,000
         Odenville Utils Brd, Alabama (MBIA
           Insured), FR, Wtr Rev, Series 2003,
           8/1/2004                                1.00           185,000         185,000
=========================================================================================
                                                                                5,391,214
0.35     ARIZONA
         Mesa Unified School Dist #4, Arizona
           (Maricopa Cnty) (FSA Insured), FR,
           Ref, Series 1997, 7/1/2004              1.00           150,000         155,262
=========================================================================================
0.93     ARKANSAS
         Texarkana School Dist #7, Arkansas
           (Miller Cnty) (AMBAC Insured), FR,
           Ref & Constr, Series B, 2/1/2004        1.00    $      290,000   $     293,580

                                              EFFECTIVE
                                               INTEREST         PRINCIPAL
%        DESCRIPTION                             RATE %            AMOUNT           VALUE
-----------------------------------------------------------------------------------------
         West Memphis School Dist #4, Arkansas
           (Crittenden Cnty) (AMBAC Insured), FR,
           Ref, Series B, 1/1/2004                 1.10           115,000         115,720
=========================================================================================
                                                                                  409,300
1.07     COLORADO
         Douglas Cnty School Dist #RE1, Colorado
           (Douglas & Elbert Cntys) (MBIA Insured),
           FR, Gen Oblig Ref, Series 1994B,
           12/15/2003                              1.50           200,000         202,361
         Fraser, Colorado (Safeway Inc Projs) (LOC
           - Banker's Trust), AR, IDR Ref, Series
           1993, 12/1/2003                         1.30           270,000         270,000
=========================================================================================
                                                                                  472,361
5.24     FLORIDA
         Alachua Cnty, Florida (Florida
           Convalescent Ctrs Proj) (LOC - Wells
           Fargo & Co), VRD/FR, IDR Ref,
              Series 1987A, 1/1/2012               1.15           280,000         280,000
              Series 1987B, 1/1/2012               1.25           200,000         200,000
         Brooksville, Florida (FSA Insured), FR,
           Wtr & Swr Rev Ref, Series 2002,
           10/1/2003                               1.75           140,000         140,085
         Dade Cnty Indl Dev Auth, Florida (Dolphins
           Stad Proj) (LOC - Societe Generale),
           VR, IDR,
           Series 1985 D, 1/1/2016                 0.85           500,000         500,000
         Marion Cnty Indl Dev Auth, Florida
           (Florida Convalescent Ctrs Proj) (LOC
           - Wells Fargo & Co), VRD/FR, IDR Ref,
          Series 1988A, 1/1/2011                   1.25           650,000         650,000
         South Indian River Wtr Ctl Dist, Florida
           (Egret Landing - Phase I), FR, Sect 15
           Impt Bds, 11/1/2018                     1.08           530,000         546,206
=========================================================================================
                                                                                2,316,291
9.17     GEORGIA
         Floyd Cnty Dev Auth, Georgia (Shorter
           College Proj) (LOC - SunTrust Bank),
           AR, Rev, Series 1998, 6/1/2017          0.98         3,500,000       3,500,000
         La Grange, Georgia (AMBAC Insured), FR,
           Wtr & Sewerage Rev Ref, Series 2002,
           1/1/2004                                1.40           250,000         250,907
         Newnan Hosp Auth, Georgia (Newnan Hosp
           Proj) (MBIA Insured), FR, Rev
           Anticipation Ctfs,
           Series 2002, 1/1/2004                   1.29           300,000         301,198
=========================================================================================
                                                                                4,052,105
10.40    ILLINOIS
         Calumet City, Illinois (Cook Cnty) (FGIC
           Insured), FR, Gen Oblig Corp Purpose,
           Series 1996C, 1/1/2004                  1.40           375,000         378,835
         East Peoria, Illinois (Radnor/East
           Peoria Partnership Proj) (LOC - Bank
           of America), AR, Multifamily Hsg Rev,
           Series 1983, 6/1/2008                   0.95         3,305,000       3,305,000

                                              EFFECTIVE
                                               INTEREST         PRINCIPAL
%        DESCRIPTION                             RATE %            AMOUNT           VALUE
-----------------------------------------------------------------------------------------
         Evanston, Illinois (Cook Cnty), FR, Gen
           Oblig Corp Purpose, Series 1994,
           12/1/2004                               1.10    $      250,000   $     252,713
         Illinois Dev Fing Auth (Higher Ed Working
           Cap Ln Prog) (LOC - Bank One), FR, Rev
           Anticipation Nts, Series 2003B,
           8/16/2004                               1.30           100,000         102,729
         School Dist #U-46, Illinois (Kane, Cook
           & DuPage Cntys) (AMBAC Insured), FR,
           Gen Oblig School Bds, Series 2003A,
           1/1/2004                                1.10           300,000         300,888
         Skokie, Illinois (Cook Cnty) (MBIA
           Insured), FR, Gen Oblig, Series 1996,
           12/1/2003                               1.10           250,000         252,588
=========================================================================================
                                                                                4,592,753
0.78     INDIANA
         New Palestine Elem School Bldg, Indiana
           (Hancock Cnty) (FGIC Insured), FR,
           First Mtg Ref, Series 2003, 1/1/2004    1.25           345,000         345,568
=========================================================================================
5.14     IOWA
         Iowa Fin Auth (YMCA Proj) (LOC - Wells
           Fargo & Co), VR, Econ Dev Rev, Series
           2000, 6/1/2010                          1.00         2,270,000       2,270,000
=========================================================================================
6.87     KENTUCKY
         Ewing Area Dev Dist Fing Trust, Kentucky
           (LOC - First Union National), AR, Lease
           Acquisition Prog Rev, Weekly Rate
           Series 2000, 6/1/2033                   0.95         3,035,000       3,035,000
=========================================================================================
0.46     LOUISIANA
         St John the Baptist Parish Sales Tax
           Dist, Lousiana (FSA Insured), FR, Pub
           Impt Ref, Series ST-1999, 12/1/2003     1.18           200,000         201,582
=========================================================================================
6.29     MICHIGAN
         Michigan Strategic Fund (260 Brown
           Street Assoc Proj) (LOC - Comerica
           Bank), VRD, Conv Ltd Oblig Rev,
           Series 1985, 10/1/2015                  1.05         2,500,000       2,500,000
         Ottawa Cnty, Michigan (Holland Area
           Sewage Disp System), FR, Ottawa Cnty
           2001 Ref, 6/1/2004                      1.10           275,000         279,786
=========================================================================================
                                                                                2,779,786
1.13     MISSISSIPPI
         Mississippi Dev Bank (Meridian,
           Mississippi Combined Wtr & Swr System
           Ref Proj) (AMBAC Insured), FR, Special
           Oblig, Series 2003A, 7/1/2004           1.10           490,000         498,671
=========================================================================================
1.01     MISSOURI
         Metro West Fire Protection Dist,
           Missouri (St Louis Cnty) (AMBAC
           Insured), FR, Gen Oblig, Series
           2003, 3/1/2004                          0.95           445,000         446,208
=========================================================================================
0.46     NEW HAMPSHIRE
         Londonderry, New Hampshire (MBIA
           Insured), FR, Gen Oblig, 7/1/2004       1.00           200,000         203,708
=========================================================================================

                                              EFFECTIVE
                                               INTEREST         PRINCIPAL
%        DESCRIPTION                             RATE %            AMOUNT           VALUE
-----------------------------------------------------------------------------------------
3.15     NEW MEXICO
         New Mexico Hosp Equip Ln Council
           (Dialysis Clinic Proj) (LOC - SunTrust
           Bank), AR, Rev, Series 2000, 7/1/2025   0.92    $    1,390,000   $   1,390,000
=========================================================================================
5.32     NORTH CAROLINA
         Carolinas HlthCare System, North Carolina
           (Charlotte-Mecklenberg Hosp Auth), FR,
           Hlth Care Rev, Series 2003A, 1/15/2004  1.15           350,000         351,093
         Carteret Cnty Indl Facils & Pollution Ctl
           Fing Auth, North Carolina (Texasgulf
           Inc Proj) (LOC - BNP Paribas), VR, PCR,
           Series 1985, 10/1/2005                  0.98         2,000,000       2,000,000
=========================================================================================
                                                                                2,351,093
0.23     OHIO
         Pike-Delta-York Loc School Dist, Ohio
           (AMBAC Insured), FR, Gen Oblig
           Unlimited Tax, School Impt, Series
           1998, 12/1/2003                        1.10            100,000         100,819
=========================================================================================
0.29     OKLAHOMA
         Oklahoma Inds Auth (Oklahoma Cnty Facils
           Proj) (MBIA Insured), FR, Lease Rev
           Bds, Series 2003A, 7/1/2004             1.00           125,000         126,286
=========================================================================================
0.56     OREGON
         Emerald People's Util Dist, Oregon (Lane
           Cnty) (FSA Insured), FR, Elec System
           Ref Rev, 2003 Series A, 11/1/2003       1.10           245,000         245,363
=========================================================================================
2.11     PENNSYLVANIA
         Bethlehem, Pennsylvania (Northampton
           Cnty)(FSA Insured), FR, Gen Oblig,
           Series 2003, 4/1/2004                   1.10           265,000         266,376
         Pennsylvania (AMBAC Insured), FR, Gen
           Oblig, Ref Series of 1997, 9/15/2003    1.15           350,000         350,530
         Pennsylvania Infrastructure Invt Auth
           (Pennvest Ln Pool Prog), A/FR, Series
           1991A, 9/1/2010                         1.65           310,000         316,200
=========================================================================================
                                                                                  933,106
0.34     SOUTH CAROLINA
         Rock Hill, South Carolina (FSA Insured),
           FR, Combined Util System Rev Impt &
           Ref, Series 2003A, 1/1/2004             1.30           150,000         150,347
=========================================================================================
3.04     SOUTH DAKOTA
         South Dakota Bldg Auth (FSA Insured), FR,
           Ref Rev, Series 2003, 9/1/2003          1.30           190,000         190,000
         South Dakota Brd Regts (MBIA Insured), FR,
           Univ of South Dakota Hsg & Auxiliary
           Facils Rev, Series 2003, 4/1/2004       1.18           150,000         150,709
         Yankton, South Dakota (Kolberg-Pioneer
           Inc Proj) (LOC - First National Bank),
           V/FRD, IDR, Series 1998, 8/1/2028       0.95         1,000,000       1,000,000
=========================================================================================
                                                                                1,340,709

                                              EFFECTIVE
                                               INTEREST         PRINCIPAL
%        DESCRIPTION                             RATE %            AMOUNT           VALUE
-----------------------------------------------------------------------------------------
8.83     TENNESSEE
         Hamilton Cnty Indl Dev Brd, Tennessee
           (LOC - Mellon Bank), AR, IDR Ref,
              (Trade Ctr Hotel Assoc #2, LP Proj),
                 Series 1998B, 9/1/2016            0.95    $      500,000   $     500,000
              (Trade Ctr Hotel Assoc #3, LP Proj),
                 Series 1998C, 9/1/2016            0.95         1,900,000       1,900,000
         Tullahoma Indl Dev Brd, Tennessee (Marine
           Master Proj) (LOC - AmSouth Bank), AR,
           Rev, Series 2002, 10/1/2017             1.13         1,500,000       1,500,000
=========================================================================================
                                                                                3,900,000
9.39     TEXAS
         Alief Indpt School Dist, Texas (Harris
           Cnty) (PSFG Insured), FR, Unltd Tax
           Schoolhouse Bds, Series 1994,
           2/15/2004                               1.10           250,000         253,979
         Clear Creek Indpt School Dist, Texas
           (Galveston & Harris Cntys) (PSFG
           Insured), FR, Unltd Tax Schoolhouse &
           Ref, Series 2000, 2/15/2004             1.05           400,000         407,122
         Corpus Christi, Texas (FSA Insured), FR,
           Combination Tax & Muni Hotel Occupancy
           Tax, Rev, Ctfs of Oblig, Series 2002,
           9/1/2003                                1.40           270,000         270,000
         Del Mar College Dist, Texas (Nueces Cnty)
           (FGIC Insured), FR, Ltd Tax Bds, Series
           2003, 8/15/2004                         1.09           100,000         100,839
         Garland Indpt School Dist, Texas (Dallas
           Cnty) (PSFG Insured), FR, Unltd Tax
           School Bldg & Ref, Series 2003,
           2/15/2004                               1.20           130,000         130,468
         Katy Indpt School Dist, Texas (Fort Bend,
           Harris & Waller Cntys) (PSFG Insured),
           FR, Ltd Tax School Bldg, Series 1999,
           2/15/2004                               1.35           200,000         205,092
         McLennan Cnty, Texas (AMBAC Insured), FR,
           Ctfs of Oblig, Series 2003, 6/1/2004    1.10           320,000         327,480
         North East Indpt School Dist, Texas
           (Bexar Cnty) (PSFG Insured), FR, Unltd
           Tax School Bldg, Series 1999,
           10/1/2003                               1.58           300,000         301,201
         Shenandoah, Texas (Montgomery Cnty)
           (AMBAC Insured), FR, Combination Tax
           & Rev, Ctfs of Oblig, Series 2003,
           8/15/2004                               1.15           285,000         287,180
         Texas, FR, TRAN, Series 2003, 8/31/2004   1.15           600,000         605,016
         Texas A&M Univ System Brd Regts, FR,
           Rev Fing System, Series 1995,
           5/15/2004                               1.10           100,000         103,315
         Trinity River Auth, Texas (FSA Insured),
           FR, Regl Wastewtr System, Rev Impt &
           Ref, Series 1998B, 8/1/2004             1.00           150,000         155,448
         Trinity River Indl Dev Auth, Texas
           (Radiation Sterilizers Proj) (LOC -
           American National Bank & Trust), VRD,
           IDR, Series 1985B, 11/1/2005            1.10         1,000,000       1,000,000
=========================================================================================
                                                                                4,147,140

                                              EFFECTIVE
                                               INTEREST         PRINCIPAL
%        DESCRIPTION                             RATE %            AMOUNT           VALUE
-----------------------------------------------------------------------------------------
0.64     UTAH
         Salt Lake City, Utah (Salt Lake Cnty)
           (AMBAC Insured), FR, Wtr & Swr Rev,
           Series 1994, 2/1/2014                   1.10    $      125,000   $     127,576
         Tremonton, Utah (Safeway Inc Projs)
           (LOC - Banker's Trust), AR, IDR Ref,
           Series 1993, 12/1/2003                  1.30           155,000         155,000
=========================================================================================
                                                                                  282,576
0.82     WASHINGTON
         Edmonds School Dist #15, Washington
           (Snohomish Cnty) (FSA Insured), FR,
           Unltd Tax Gen Oblig Ref, Series 2003B,
           12/1/2003                               1.15           360,000         360,749
=========================================================================================
1.13     WEST VIRGINIA
         Monongalia Cnty Bldg Commn, West
           Virginia (Monongalia Gen Hosp) (LOC -
           Bank One), VR, Hosp Ref Rev, Series
           2002 A, 7/1/2017                        0.95           500,000         500,000
=========================================================================================
4.14     WISCONSIN
         Appleton Redev Auth, Wisconsin (Fox
           Cities Performing Arts Ctr Proj) (LOC -
           Bank One, Firstar, & Marshall &
           Ilsley), ARD, Redev Rev, Series 2001B,
           6/1/2036                                0.95           450,000         450,000
         Madison Cmnty Dev Auth, Wisconsin
           (Hamilton Point Apts Proj) (LOC - Bank
           One), AR, Multifamily Hsg Ref Rev,
           Series 1997A, 10/1/2022                 1.03           965,000         965,000
         Neenah-Menasha Sewerage Commn, Wisconsin
           (Winnebago Cnty) (MBIA Insured), FR,
           Sewerage System Rev, Series 2003A,
           12/1/2003                               1.20           250,000         250,495
         Wisconsin Hsg & Econ Dev Auth, FR, Home
           Ownership Rev, Series 2002C, 9/1/2003   1.70           165,000         165,000
=========================================================================================
                                                                                1,830,495
         TOTAL MUNICIPAL NOTES
           (AMORTIZED COST $44,828,492)                                        44,828,492
=========================================================================================
0.72     REPURCHASE AGREEMENTS
         Repurchase Agreement with Deutsche Bank
           AG dated 8/29/2003 due 9/2/2003 at
           1.060%, repurchased at $316,362 (Joint
           Repurchase Agreement(d) entered into on
           8/29/2003 with a maturing value of
           $500,058,889.  Collateralized by U.S.
           Government Obligations, 1.875% to
           6.250% due 1/15/2005 to 1/5/2027 with
           an aggregate market value at 8/29/2003
           of $510,000,195.) (Cost $316,325)                      316,325         316,325
=========================================================================================
102.22   TOTAL INVESTMENTS AT VALUE
           (AMORTIZED COST $45,144,817)(c)                                     45,144,817
=========================================================================================
(2.22)   OTHER ASSETS LESS LIABILITIES                                           (980,548)
=========================================================================================
100.00   NET ASSETS AT VALUE                                                $  44,164,269
=========================================================================================

(a) Securities acquired pursuant to Rule 144A. The Fund deems such securities to be
    "liquid" because an institutional market exists.

(b) All  securities  with a maturity  date  greater  than one year have either a variable rate,  demand  feature,  prerefunded,  optional  or  mandatory  put  resulting  in an effective maturity of one year or less.


(c) Also represents cost of investments for income tax purposes.

(d) Joint Repurchase Agreement with affiliates,  the Fund has been allocated a portion of the collateral pool.

The following acronyms may be used in security descriptions:
ADR(e)     --   Adjustable Demand Revenue
A/FR(e)    --   Adjustable/Fixed Rate
AMBAC      --   American Municipal Bond Assurance Corporation
AR(e)      --   Adjustable Rate
ARD(e)     --   Adjustable Rate Demand
F/VR(e)    --   Floating/Variable Rate
FGIC       --   Financial Guaranty Insurance Company
FR         --   Fixed Rate
FSA        --   Financial Security Assurance
IDR        --   Industrial Development Revenue
LOC        --   Letter of Credit
MBIA       --   Municipal Bond Investors Assurance Corporation
PCR        --   Pollution Control Revenue
PSFG       --   Permanent School Fund Guarantee Program
TRAN       --   Tax & Revenue Anticipation Notes
UAHSF      --   University of Alabama Health Sciences Foundation, P.C.
V/FRD(e)   --   Variable/Fixed Rate Demand
VR(e)      --   Variable Rate
VRD(e)     --   Variable Rate Demand
VRD/FR(e)  --   Variable Rate Demand/Fixed Rate

(e) Rate is subject to change.

(f) The following are restricted and illiquid securities at August 31, 2003:


SCHEDULE OF RESTRICTED AND ILLIQUID SECURITIES

                                                                                  % OF
                                        ACQUISITION        ACQUISITION      NET ASSETS
DESCRIPTION                                   DATES               COST        AT VALUE
--------------------------------------------------------------------------------------
TREASURER'S MONEY MARKET RESERVE FUND
Goldman Sachs Group
  FR, 10/28/2003                          8/29/2003      $  10,000,000           1.16%
  F/VR, 9/17/2003                         3/21/2003         10,000,000           1.16
  F/VR, 10/2/2003                         3/13/2003         20,000,000           2.32
New York Life Insurance, 4/7/2004          4/3/2003          5,000,000           0.58
======================================================================================
                                                                                 5.22%
======================================================================================

See Notes to Financial Statements

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
INVESCO TREASURER'S SERIES FUNDS, INC.
AUGUST 31, 2003


                                                            TREASURER'S       TREASURER'S
                                                           MONEY MARKET        TAX-EXEMPT
                                                           RESERVE FUND      RESERVE FUND
-----------------------------------------------------------------------------------------
ASSETS
Investment Securities:
   At Cost(a)                                            $  861,171,616     $  45,144,817
=========================================================================================
   At Value(a)                                           $  861,171,616     $  45,144,817
Cash                                                                  0                 5
Receivables:
   Investment Securities Sold                                    13,926                 0
   Fund Shares Sold                                             909,165           344,559
   Interest                                                     563,067           132,237
Prepaid Expenses and Other Assets                                34,076             2,835
=========================================================================================
TOTAL ASSETS                                                862,691,850        45,624,453
=========================================================================================
LIABILITIES
Payables:
   Custodian                                                      9,552                 0
   Distributions to Shareholders                                305,873               320
   Investment Securities Purchased                              125,733         1,456,797
   Fund Shares Repurchased                                      733,186               598
Accrued Expenses and Other Payables                              26,683             2,469
=========================================================================================
TOTAL LIABILITIES                                             1,201,027         1,460,184
=========================================================================================
NET ASSETS AT VALUE                                      $  861,490,823     $  44,164,269
=========================================================================================
NET ASSETS
Paid-in Capital(b)                                       $  861,489,625     $  44,164,269
Accumulated Undistributed Net Realized Gain on
   Investment Securities                                          1,198                 0
=========================================================================================
NET ASSETS AT VALUE, Applicable to Shares Outstanding    $  861,490,823     $  44,164,269
=========================================================================================
Shares Outstanding                                          861,489,625        44,164,269
=========================================================================================
NET ASSET VALUE, Offering and Redemption Price per Share $         1.00     $        1.00
=========================================================================================

(a) Investment  securities  at cost and  value at August  31,  2003,  include  repurchase agreements  of  $60,000,000  and $316,325 for  Treasurer's  Money Market  Reserve and
    Treasurer's Tax-Exempt Reserve Funds, respectively.

(b) The INVESCO  Treasurer's  Series  Funds,  Inc. have 10 billion  authorized  shares of common  stock,  par value of $0.01 per share.  Of such  shares,  7 billion  have been allocated  to  Treasurer's  Money Market  Reserve  Fund and 1 billion to  Treasurer's
    Tax-Exempt Reserve Fund.

See Notes to Financial Statements


STATEMENT OF OPERATIONS
INVESCO TREASURER'S SERIES FUNDS, INC.

                                                                 TREASURER'S MONEY MARKET
                                                                       RESERVE FUND

                                                                 PERIOD              YEAR
                                                                  ENDED             ENDED
                                                              AUGUST 31            MAY 31
-----------------------------------------------------------------------------------------
                                                                   2003              2003
                                                                (Note 1)
INVESTMENT INCOME
INTEREST INCOME                                          $    1,855,941     $   9,098,919
EXPENSES
Investment Advisory Fees                                        397,628         1,419,873
=========================================================================================
   Less Expenses Absorbed by Investment Adviser                 (59,810)               --
=========================================================================================
   NET EXPENSES                                                 337,818         1,419,873
=========================================================================================
NET INVESTMENT INCOME                                         1,518,123         7,679,046
=========================================================================================
REALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
Net Realized Gain on Investment Securities                        1,198                 0
=========================================================================================
NET INCREASE IN NET ASSETS FROM OPERATIONS               $    1,519,321     $   7,679,046
=========================================================================================

See Notes to Financial Statements


STATEMENT OF OPERATIONS
INVESCO TREASURER'S SERIES FUNDS, INC.

                                                                   TREASURER'S TAX-EXEMPT
                                                                       RESERVE FUND

                                                                 PERIOD              YEAR
                                                                  ENDED             ENDED
                                                              AUGUST 31            MAY 31
-----------------------------------------------------------------------------------------
                                                                   2003              2003
                                                                (Note 1)
INVESTMENT INCOME
INTEREST INCOME                                          $      126,754     $     712,724
EXPENSES
Investment Advisory Fees                                         28,772           124,128
=========================================================================================
NET INVESTMENT INCOME AND NET INCREASE
   IN NET ASSETS FROM OPERATIONS                         $       97,982     $     588,596
=========================================================================================

See Notes to Financial Statements


STATEMENT OF CHANGES IN NET ASSETS
TREASURER'S MONEY MARKET RESERVE FUND

                                             PERIOD
                                              ENDED
                                          AUGUST 31              YEAR ENDED MAY 31
-----------------------------------------------------------------------------------------
                                               2003                2003              2002
                                            (Note 1)
OPERATIONS
Net Investment Income Earned        $     1,518,123      $    7,679,046   $    28,262,735
Net Realized Gain                             1,198                   0                 0
=========================================================================================
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        1,519,321           7,679,046        28,262,735
=========================================================================================
DISTRIBUTIONS TO SHAREHOLDERS            (1,518,123)         (7,679,046)      (28,262,735)
=========================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares         2,514,698,301       6,083,694,346     8,682,351,352
Reinvestment of Distributions               762,450           4,128,152        18,367,385
=========================================================================================
                                      2,515,460,751       6,087,822,498     8,700,718,737
Amounts Paid for Repurchases of
   Shares                            (2,147,523,883)     (6,361,797,497)   (9,361,206,752)
=========================================================================================
NET INCREASE (DECREASE) IN
   NET ASSETS FROM FUND SHARE
   TRANSACTIONS                         367,936,868        (273,974,999)     (660,488,015)
=========================================================================================
TOTAL INCREASE (DECREASE) IN
      NET ASSETS                        367,938,066        (273,974,999)     (660,488,015)
NET ASSETS
Beginning of Period                     493,552,757         767,527,756     1,428,015,771
=========================================================================================
End of Period                       $   861,490,823      $  493,552,757   $   767,527,756
=========================================================================================

                           -------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                           2,514,698,301       6,083,694,346     8,682,351,352
Shares Issued from Reinvestment
   of Distributions                         762,450           4,128,152        18,367,385
=========================================================================================
                                      2,515,460,751       6,087,822,498     8,700,718,737
Shares Repurchased                   (2,147,523,883)     (6,361,797,497)   (9,361,206,752)
=========================================================================================
NET INCREASE (DECREASE) IN
   FUND SHARES                          367,936,868        (273,974,999)     (660,488,015)
=========================================================================================

See Notes to Financial Statements


STATEMENT OF CHANGES IN NET ASSETS
  (CONTINUED)
TREASURER'S TAX-EXEMPT RESERVE FUND

                                             PERIOD
                                              ENDED
                                          AUGUST 31              YEAR ENDED MAY 31
-----------------------------------------------------------------------------------------
                                               2003                2003              2002
                                            (Note 1)
OPERATIONS AND DISTRIBUTIONS
   TO SHAREHOLDERS
Net Investment Income Earned and
   Distributed to Shareholders       $       97,982      $      588,596     $   1,262,841
=========================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares        $   10,423,068      $   74,241,005     $ 112,464,897
Reinvestment of Distributions                95,910             573,194         1,239,804
=========================================================================================
                                         10,518,978          74,814,199       113,704,701
Amounts Paid for Repurchases of
 Shares                                 (11,367,639)        (97,207,732)     (105,935,827)
=========================================================================================
NET INCREASE (DECREASE) IN NET
   ASSETS FROM FUND SHARE
   TRANSACTIONS                            (848,661)        (22,393,533)        7,768,874
NET ASSETS
Beginning of Period                      45,012,930          67,406,463        59,637,589
=========================================================================================
End of Period                        $   44,164,269      $   45,012,930     $  67,406,463
=========================================================================================

                           -------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                              10,423,068          74,241,005       112,464,897
Shares Issued from Reinvestment
   of Distributions                          95,910             573,194         1,239,804
=========================================================================================
                                         10,518,978          74,814,199       113,704,701
Shares Repurchased                      (11,367,639)        (97,207,732)     (105,935,827)
=========================================================================================
NET INCREASE (DECREASE) IN
   FUND SHARES                             (848,661)        (22,393,533)        7,768,874
=========================================================================================

See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS

INVESCO TREASURER'S SERIES FUNDS, INC.

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Treasurer's Series Funds, Inc. is incorporated in Maryland and consists of two separate funds: Treasurer's Money Market Reserve Fund ("Money Fund") and Treasurer's
Tax-Exempt Reserve Fund ("Tax-Exempt Fund") (individually the "Fund" and collectively, the "Funds"). The investment objective of the Funds is to achieve as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. INVESCO Treasurer's Series Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. In 2003, the Funds changed their year end from May 31 to August 31. Effective October 1, 2003, INVESCO Treasurer's Series Funds, Inc. will change its name to A I M Treasurer's Series Funds, Inc.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Securities held by the Funds are valued at their market value determined by the amortized cost method of valuation. If management believes that such valuation does not reflect the securities' fair value, or events or circumstances that may affect the value of portfolio securities are identified by the time that the net asset value per share is determined, these securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors. Restricted and illiquid securities are valued in accordance with procedures established by the Fund's board of directors.

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by Corporate Bonds, Commercial Mortgage Securities, or securities issued by the U.S. Government, its agencies or instrumentalities, such collateral is in the possession of the Fund's sub-custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. The Fund amortizes discounts or premiums paid on purchases of securities to the earliest put, call or maturity date. Cost is determined on the specific identification basis.

Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security which each Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- All of the Fund's net investment income is distributed to shareholders by dividends declared daily and paid monthly. Such dividends are automatically reinvested at the month-end net asset value, unless the shareholder requests a cash payment.

E. TAX INFORMATION -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Dividends paid by the Fund from net investment income are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the distributions paid by Tax-Exempt Fund for the period ended August 31, 2003, 98.84% were exempt from federal income taxes.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Funds' investment adviser. As compensation for its services to the Funds, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee for each Fund is based on the annual rate of 0.25% of each Fund's average net assets. A Sub-Advisory Agreement between IFG and A I M Capital Management, Inc. ("AIM"), affiliated with IFG, provides that investment decisions of the Funds are made by AIM. Fees for such sub-advisory services are paid by IFG. IFG is also responsible for providing certain administrative and clerical services and facilities necessary for the operation of the Fund. In accordance with the Investment Advisory Agreement, IFG bears all other expenses of the Funds, except taxes, interest and brokerage commissions. Effective July 1, 2003, IFG is voluntarily waiving, on an annual basis, to limit the management fee to 0.20% on Money Fund. The voluntary waiver may be changed at any time following consultation with the Fund's board of directors.

NOTE 3 -- TRANSACTIONS WITH AFFILIATES AND AFFILIATED COMPANIES. Certain of the Funds' officers and directors are also officers and directors of IFG or AIM.

At August 31, 2003, 53.29% of outstanding shares of the Money Fund were held by other INVESCO mutual funds. Dividends received by other INVESCO mutual funds during the period ended August 31, 2003 were as follows:

                                                                                  AMOUNT             DIVIDENDS
                                                                                   OWNED              RECEIVED          PERCENTAGE
FUNDS ELIGIBLE TO INVEST IN AFFILIATED MONEY MARKET FUND                    AT 8/31/2003    6/1/2003-8/31/2003               OWNED
----------------------------------------------------------------------------------------------------------------------------------
INVESCO Advantage Fund                                                      $    610,770          $        976               0.07%
INVESCO Advantage Global Health Sciences Fund                                     29,726                     6               0.00
INVESCO Balanced Fund                                                          2,000,993                14,842               0.23
INVESCO Core Equity Fund                                                      31,189,550                32,270               3.62
INVESCO Dynamics Fund                                                         28,161,076                 6,339               3.27
INVESCO Energy Fund                                                           15,939,964                 9,173               1.85
INVESCO European Fund                                                         12,414,574                14,880               1.44
INVESCO Financial Services Fund                                               10,012,737                 9,418               1.16
INVESCO Gold & Precious Metals Fund                                           16,109,276                11,602               1.87
INVESCO Growth & Income Fund                                                   1,625,148                 2,088               0.19
INVESCO Growth Fund                                                           15,727,355                17,273               1.82
INVESCO Health Sciences Fund                                                  47,286,225                13,350               5.49
INVESCO High Yield Fund                                                       22,071,469                19,591               2.56
INVESCO International Blue Chip Value Fund                                     2,201,627                    89               0.26
INVESCO Leisure Fund                                                          37,897,858                30,531               4.40
INVESCO Mid-Cap Growth Fund                                                      723,797                   990               0.08
INVESCO Multi-Sector Fund                                                              0                   446               0.00
INVESCO Real Estate Opportunity Fund                                           1,430,790                   952               0.17
INVESCO Select Income Fund                                                     5,137,644                 9,180               0.60
INVESCO Small Company Growth Fund                                             94,335,012                71,432              10.94
INVESCO Technology Fund                                                       64,664,719                70,953               7.50
INVESCO Telecommunications Fund                                                8,900,030                16,163               1.03
INVESCO Total Return Fund                                                      8,800,217                 1,798               1.02
INVESCO Utilities Fund                                                         3,077,834                 1,666               0.36
INVESCO Value Equity Fund                                                      2,746,945                 5,865               0.32
INVESCO VIF - Core Equity Fund                                                         0                 3,394               0.00
INVESCO VIF - Dynamics Fund                                                    9,810,086                 3,400               1.14

                                                                                  AMOUNT             DIVIDENDS
                                                                                   OWNED              RECEIVED          PERCENTAGE
FUNDS ELIGIBLE TO INVEST IN AFFILIATED MONEY MARKET FUND                    AT 8/31/2003    6/1/2003-8/31/2003               OWNED
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF - Financial Services Fund                                                  0                 4,510               0.00
INVESCO VIF - Growth Fund                                                        140,842                   397               0.02
INVESCO VIF - Health Sciences Fund                                                     0                   658               0.00
INVESCO VIF - High Yield Fund                                                  9,693,221                 6,585               1.12
INVESCO VIF - Leisure Fund                                                             0                   121               0.00
INVESCO VIF - Real Estate Opportunity Fund                                       822,240                   338               0.10
INVESCO VIF - Small Company Growth Fund                                        3,206,554                 3,215               0.37
INVESCO VIF - Technology Fund                                                          0                 5,830               0.00
INVESCO VIF - Telecommunications Fund                                                  0                   185               0.00
INVESCO VIF - Total Return Fund                                                  761,939                   166               0.08
INVESCO VIF - Utilities Fund                                                   1,847,269                 3,554               0.21
==================================================================================================================================
                                                                          $  459,377,487          $    394,226              53.29%
==================================================================================================================================

Each Fund has adopted a retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001. Effective November 8, 2002, the plan provides that a director, prior to retirement, may elect to convert amounts accrued under this plan into a new deferred retirement plan and all eligible directors have elected to convert to the new deferred retirement plan.

For the period ended August 31, 2003, pension expenses and pension liability were paid by IFG in accordance with the Investment Advisory Agreement and were as follows:

                                                                                                       PENSION             PENSION
FUND                                                                                                  EXPENSES           LIABILITY
----------------------------------------------------------------------------------------------------------------------------------
Money Fund                                                                                          $        0          $   15,398
Tax-Exempt Fund                                                                                              0               1,567

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

NOTE 4 -- ADDITIONAL INFORMATION. On August 12-13 2003, the Board of Directors for the Funds approved a new investment advisory agreement and a new administrative services agreement with A I M Advisors, Inc. The Board of Directors is also seeking approval for a redomestication of the Funds, changing the domicile and form of organization of the Funds (which are currently organized as Maryland Corporations) to a Delaware statutory trust. The above is more fully described in a proxy statement presented for shareholder consideration on August 25, 2003.

                        --------------------------------

REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Shareholders of INVESCO Treasurer's Series Funds, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the statement of investment securities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of INVESCO Treasurer's Money Market Reserve Fund and INVESCO Treasurer's Tax-Exempt Reserve Fund (constituting INVESCO Treasurer's Series Funds, Inc., hereafter referred to as the "Fund") at August 31, 2003, the results of each of their operations for the periods indicated, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2003 by correspondence with the custodians and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Denver, Colorado
October 9, 2003

FINANCIAL HIGHLIGHTS

TREASURER'S MONEY MARKET RESERVE FUND
------------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                           PERIOD                                                             PERIOD           YEAR
                                            ENDED                                                              ENDED          ENDED
                                        AUGUST 31                          YEAR ENDED MAY 31                  MAY 31    DECEMBER 31
------------------------------------------------------------------------------------------------------------------------------------
                                             2003(a)        2003        2002          2001         2000         1999(b)        1998
PER SHARE DATA

Net Asset Value -- Beginning of Period   $   1.00       $   1.00    $   1.00    $     1.00   $     1.00    $    1.00       $  1.00
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income(c)                     0.00           0.01        0.02          0.06         0.05         0.02          0.05
Net Realized Gains on Securities(d)          0.00           0.00        0.00          0.00         0.00         0.00          0.00
====================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS             0.00           0.01        0.02          0.06         0.05         0.02          0.05
====================================================================================================================================
LESS DIVIDENDS(c)                            0.00           0.01        0.02          0.06         0.05         0.02          0.05
====================================================================================================================================
Net Asset Value -- End of Period         $   1.00       $   1.00    $   1.00    $     1.00   $     1.00    $    1.00       $  1.00
====================================================================================================================================

TOTAL RETURN                                 0.24%(e)       1.35%       2.37%         6.03%        5.55%        1.90%(e)      5.46%

RATIOS
Net Assets -- End of Period ($000
   Omitted)                              $861,491       $493,553    $767,528    $1,428,016   $1,185,282    $  52,396       $34,236
Ratio of Expenses to Average Net
   Assets(f)                                 0.21%(g)       0.25%       0.25%         0.25%        0.25%        0.25%(g)      0.25%
Ratio of Net Investment Income to
   Average Net Assets(f)                     0.95%(g)       1.35%       2.53%         5.89%        5.84%        4.78%(g)      5.35%

(a) From June 1, 2003 to August 31, 2003, the Fund's current fiscal year end.

(b) From January 1, 1999 to May 31, 1999.

(c) Net Investment  Income and Less Dividends to  Shareholders  aggregated less than $0.01 per share for the period ended August 31,
    2003.

(d) Net Realized Gains on Securities aggregated less than $0.01 per share for the period ended August 31, 2003.

(e) Based on operations for the period shown and, accordingly, is not representative of a full year.

(f) Various  expenses of the Fund were  voluntarily  absorbed by IFG for the period ended August 31, 2003.  If such expenses had not been  voluntarily  absorbed,  ratio of  expenses  to average  net assets  would have been 0.25%  (annualized),  and ratio of net investment income to average net assets would have been 0.91% (annualized).

(g) Annualized

FINANCIAL HIGHLIGHTS

TREASURER'S TAX-EXEMPT RESERVE FUND
------------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                          PERIOD                                                             PERIOD          YEAR
                                           ENDED                                                              ENDED         ENDED
                                       AUGUST 31                        YEAR ENDED MAY 31                    MAY 31   DECEMBER 31
------------------------------------------------------------------------------------------------------------------------------------
                                            2003(a)        2003        2002          2001         2000         1999(b)       1998
PER SHARE DATA

Net Asset Value -- Beginning of Period  $   1.00       $   1.00    $   1.00    $     1.00   $     1.00    $    1.00       $  1.00
====================================================================================================================================
INCOME AND DISTRIBUTIONS FROM
   INVESTMENT OPERATIONS
NET INVESTMENT INCOME EARNED
   AND DISTRIBUTED TO SHAREHOLDERS(c)       0.00           0.01        0.02          0.04         0.04         0.01          0.03
====================================================================================================================================
Net Asset Value -- End of Period        $   1.00       $   1.00    $   1.00    $     1.00   $     1.00    $    1.00       $  1.00
====================================================================================================================================

TOTAL RETURN                                0.21%(d)       1.19%       1.81%         3.89%        3.58%        1.16%(d)      3.49%

RATIOS
Net Assets -- End of Period ($000
   Omitted)                             $ 44,164       $ 45,013    $ 67,406    $   59,638   $   66,138    $  30,374      $ 36,707
Ratio of Expenses to Average Net
   Assets                                   0.25%(e)       0.25%       0.25%         0.25%        0.25%        0.25%(e)      0.25%
Ratio of Net Investment Income to
   Average Net Assets                       0.85%(e)       1.19%       1.80%         3.81%        3.59%        2.92%(e)      3.38%

(a) From June 1, 2003 to August 31, 2003, the Fund's current fiscal year end.

(b) From January 1, 1999 to May 31, 1999.

(c) Net Investment Income Earned and Distributed to Shareholders  aggregated less than $0.01 per share for the period ended August
    31, 2003.

(d) Based on operations for the period shown and, accordingly, is not representative of a full year.

(e) Annualized


OTHER INFORMATION

UNAUDITED

The table below provides  information about each of the Independent and Interested  Directors.  Their  affiliations  represent their principal occupations.

                                                                                                NUMBER OF
                                                                                                 FUNDS IN
                           POSITION(S) HELD WITH                                                     FUND
                                COMPANY, TERM OF                                                  COMPLEX                      OTHER
                               OFFICE AND LENGTH                  PRINCIPAL OCCUPATION(S)     OVERSEEN BY              DIRECTORSHIPS
NAME, ADDRESS AND AGE            OF TIME SERVED*                  DURING PAST FIVE YEARS*        DIRECTOR           HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

Bob R. Baker                    Vice Chairman of               Consultant (2000-present).              47
37 Castle Pines Dr. N.                 the Board                  Formerly, President and
Castle Rock, Colorado               (Since 2003)                  Chief Executive Officer
                                                                (1988-2000) of AMC Cancer
Age: 67                                                          Research Center, Denver,
                                                             Colorado. Until Mid-December
                                                               1988, Vice Chairman of the
                                                                  Board of First Columbia
                                                                   Financial Corporation,
                                                           Englewood, Colorado; formerly,
                                                                Chairman of the Board and
                                                               Chief Executive Officer of
                                                                 First Columbia Financial
                                                                             Corporation.

Sueann Ambron, Ph.D.                    Director             Dean of the Business School,              47
University of Colorado              (Since 2003)                     College of Business,
at Denver                                                       University of Colorado of
1250 14th Street                                                   Denver (2000-present).
Denver, Colorado                                            Formerly, President and Chief
                                                             Executive Officer of Avulet,
Age: 58                                                       Inc., Sunnyvale, California
                                                           (1998-1999); and formerly Vice
                                                           President and General Manager,
                                                            Multimedia Services Division,
                                                              Motorola, Inc., Schaumburg,
                                                                    Illinois (1996-1998).

Victor L. Andrews, Ph.D.                Director             Professor Emeritus, Chairman              47
34 Seawatch Drive                                           Emeritus and Chairman and CFO
Savannah, Georgia                                                of the Roundtable of the
                                                                 Department of Finance of
Age: 73                                                     Georgia State University; and
                                                             President, Andrews Financial
                                                             Associates, Inc. (consulting
                                                           firm). Formerly, member of the
                                                                 faculties of the Harvard
                                                           Business School; and the Sloan
                                                             School of Management of MIT.

Lawrence H. Budner                      Director              Trust Consultant. Formerly,              47
7608 Glen Albens Circle                                  Senior Vice President and Senior
Dallas, Texas                                           Trust Officer of InterFirst Bank,
                                                                           Dallas, Texas.
Age: 73


OTHER INFORMATION

UNAUDITED

                                                                                                NUMBER OF
                                                                                                 FUNDS IN
                           POSITION(S) HELD WITH                                                     FUND
                                COMPANY, TERM OF                                                  COMPLEX                      OTHER
                               OFFICE AND LENGTH                  PRINCIPAL OCCUPATION(S)     OVERSEEN BY              DIRECTORSHIPS
NAME, ADDRESS AND AGE            OF TIME SERVED*                  DURING PAST FIVE YEARS*        DIRECTOR           HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
James T. Bunch                          Director              Co-President and Founder of              47
3600 Republic Plaza                 (since 2000)            Green, Manning & Bunch, Ltd.,
370 Seventeenth Street                                                   Denver, Colorado
Denver, Colorado                                               (1988-present) (investment
                                                                 banking firm); Director,
Age: 60                                                      Policy Studies, Inc. and Van
                                                            Gilder Insurance Corporation.
                                                            Formerly, General Counsel and
                                                                  Director of Boettcher &
                                                           Company, Denver, Colorado; and
                                                                   formerly, Chairman and
                                                               Managing Partner of Davis,
                                                                 Graham & Stubbs, Denver,
                                                                                Colorado.

Gerald J. Lewis                         Director           Chairman of Lawsuit Resolution              47        Director of General
701 "B" Street                      (since 2000)                     Services, San Diego,                      Chemical Group, Inc.,
Suite 2100                                                     California (1987-present).                     Hampdon, New Hampshire
San Diego, California                                      Formerly, Associate Justice of                   (1996-present). Director
                                                                  the California Court of                            of Wheelabrator
Age: 69                                                          Appeals; and Of Counsel,                        Technologies, Inc.,
                                                             Latham & Watkins, San Diego,                   Fisher Scientific, Inc.,
                                                                  California (1987-1997).                      Henley Manufacturing,
                                                                                                                Inc., and California
                                                                                                            Coastal Properties, Inc.

John W. McIntyre                        Director               Retired. Trustee of Gables              47
7 Piedmont Center                                          Residential Trust. Trustee and
Suite 100                                                       Chairman of the J.M. Tull
Atlanta, Georgia                                                   Charitable Foundation;
                                                            Director of Kaiser Foundation
Age: 72                                                     Health Plans of Georgia, Inc.
                                                           Formerly, Vice Chairman of the
                                                                Board of Directors of The
                                                                    Citizens and Southern
                                                              Corporation and Chairman of
                                                            the Board and Chief Executive
                                                              Officer of The Citizens and
                                                             Southern Georgia Corporation
                                                            and The Citizens and Southern
                                                                 National Bank. Formerly,
                                                                Trustee of INVESCO Global
                                                                 Health Sciences Fund and
                                                                    Trustee of Employee's
                                                            Retirement System of Georgia,
                                                                        Emory University.

Larry Soll, Ph. D.                      Director           Retired. Formerly, Chairman of              47       Director of Synergen
2358 Sunshine Canyon Dr.            (since 1997)             the Board (1987-1994), Chief                     since incorporation in
Boulder, Colorado                                            Executive Officer (1982-1989                     1982; Director of Isis
                                                             and 1993-1994) and President                      Pharmaceuticals, Inc.
Age: 61                                                     (1982-1989) of Synergen Inc.;
                                                                 and formerly, Trustee of
                                                           INVESCO Global Health Sciences
                                                                                    Fund.


OTHER INFORMATION

UNAUDITED

                                                                                                NUMBER OF
                                                                                                 FUNDS IN
                           POSITION(S) HELD WITH                                                     FUND
                                COMPANY, TERM OF                                                  COMPLEX                      OTHER
                               OFFICE AND LENGTH                  PRINCIPAL OCCUPATION(S)     OVERSEEN BY              DIRECTORSHIPS
NAME, ADDRESS AND AGE            OF TIME SERVED*                  DURING PAST FIVE YEARS*        DIRECTOR           HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS AND OFFICERS

These  directors are "interested  persons" of IFG as defined in the Act, and they are interested  persons by virtue of the fact that he/she is an officer or director of IFG, IDI or an affiliate of IFG.

Mark H. Williamson               Chairman of the            President and Chief Executive              47
4350 South Monaco Street            Board (since                 Officer A I M Investment
Denver, Colorado                1999). Formerly,           Management and Chief Executive
                                President (1998-            Officer of the A I M Division
Age: 52                         2002); and Chief                          of AMVESCAP PLC
                                       Executive                (2003-present). Formerly,
                                  Officer (1998-                 Chief Executive Officer,
                                          2002).               Managed Products Division,
                                                                AMVESCAP PLC (2001-2002).
                                                                Formerly, Chairman of the
                                                             Board (1998-2002), President
                                                                   (1998-2002), and Chief
                                                            Executive Officer (1998-2002)
                                                             of INVESCO Funds Group, Inc.
                                                             and of INVESCO Distributors,
                                                           Inc. Formerly, Chief Operating
                                                              Officer and Chairman of the
                                                           Board of INVESCO Global Health
                                                                 Sciences Fund; formerly,
                                                             Chairman and Chief Executive
                                                                   Officer of NationsBanc
                                                            Advisors, Inc.; and formerly,
                                                                  Chairman of NationsBanc
                                                                        Investments, Inc.

Raymond R. Cunningham           President (2001-             President (2001-present) and              47  Director of INVESCO Funds
4350 South Monaco Street         present), Chief                  Chief Executive Officer                   Group, Inc. and Chairman
Denver, Colorado                       Executive                (2003-present) of INVESCO                    of the Board of INVESCO
                                  Officer (2003-           Funds Group, Inc.; Chairman of                         Distributors, Inc.
Age: 52                             present) and                the Board (2003-present),
                                 Director (2001-            President (2003-present), and
                                       present).                  Chief Executive Officer
                                  Formerly, Vice                (2003-present) of INVESCO
                                President (2001-             Distributors, Inc. Formerly,
                                          2002).                  Chief Operating Officer
                                                              (2001-2003) and Senior Vice
                                                                 President (1999-2002) of
                                                            INVESCO Funds Group, Inc. and
                                                              INVESCO Distributors, Inc.;
                                                                and Formerly, Senior Vice
                                                           President of GT Global - North
                                                                     America (1992-1998).

Richard W. Healey                       Director                 Senior Vice President of              39  Director of INVESCO Funds
4350 South Monaco Street            (since 2000)               INVESCO Funds Group, Inc.;                    Group, Inc. and INVESCO
Denver, Colorado                                                 Senior Vice President of                         Distributors, Inc.
                                                               INVESCO Distributors, Inc.
Age: 48                                                             Formerly, Senior Vice
                                                           President of GT Global - North
                                                              America (1996-1998) and The
                                                              Boston Company (1993-1996).


OTHER INFORMATION

UNAUDITED

                                                                                                NUMBER OF
                                                                                                 FUNDS IN
                           POSITION(S) HELD WITH                                                     FUND
                                COMPANY, TERM OF                                                  COMPLEX                      OTHER
                               OFFICE AND LENGTH                  PRINCIPAL OCCUPATION(S)     OVERSEEN BY              DIRECTORSHIPS
NAME, ADDRESS AND AGE            OF TIME SERVED*                  DURING PAST FIVE YEARS*        DIRECTOR           HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
Glen A. Payne                          Secretary           Senior Vice President, General
Denver, Colorado                                                 Counsel and Secretary of
                                                               INVESCO Funds Group, Inc.;
Age: 55                                                            Senior Vice President,
                                                            Secretary and General Counsel
                                                            of INVESCO Distributors, Inc.
                                                           Formerly, Secretary of INVESCO
                                                             Global Health Sciences Fund;
                                                               General Counsel of INVESCO
                                                           Trust Company (1989-1998); and
                                                            employee of a U.S. regulatory
                                                                 agency, Washington, D.C.
                                                                             (1973-1989).

Ronald L. Grooms                Chief Accounting                Senior Vice President and                  Director of INVESCO Funds
4350 South Monaco Street          Officer, Chief               Treasurer of INVESCO Funds                    Group, Inc. and INVESCO
Denver, Colorado                       Financial             Group, Inc.; and Senior Vice                         Distributors, Inc.
                                     Officer and               President and Treasurer of
Age: 56                                Treasurer               INVESCO Distributors, Inc.
                                                                  Formerly, Treasurer and
                                                                  Principal Financial and
                                                            Accounting Officer of INVESCO
                                                             Global Health Sciences Fund;
                                                            and Senior Vice President and
                                                               Treasurer of INVESCO Trust
                                                                     Company (1988-1998).

William J. Galvin, Jr.                 Assistant                Senior Vice President and                  Director of INVESCO Funds
4350 South Monaco Street               Secretary           Assistant Secretary of INVESCO                    Group, Inc. and INVESCO
Denver, Colorado                                            Funds Group, Inc.; and Senior                         Distributors, Inc.
                                                             Vice President and Assistant
Age: 47                                                              Secretary of INVESCO
                                                             Distributors, Inc. Formerly,
                                                           Trust Officer of INVESCO Trust
                                                                     Company (1995-1998).

Pamela J. Piro                         Assistant             Vice President and Assistant
4350 South Monaco Street               Treasurer               Treasurer of INVESCO Funds
Denver, Colorado                                               Group, Inc.; and Assistant
                                                                     Treasurer of INVESCO
Age: 43                                                      Distributors, Inc. Formerly,
                                                          Assistant Vice President (1996-
                                                                                   1997).

Tane T. Tyler                          Assistant             Vice President and Assistant
4350 South Monaco Street               Secretary         General Counsel of INVESCO Funds
Denver, Colorado                    (since 2002)                              Group, Inc.

Age: 38

* Except as otherwise indicated, each individual has held the position(s) shown for at least the last five years.

The Statement of Additional Information ("SAI") includes additional information about Fund directors and is available, without charge, upon request. To obtain a free copy of the current SAI, call 1-800-525-8085.

For dividends paid during the fiscal year ended May 31, 2003 and the period ended August 31, 2003, the Funds designate qualified dividend income to the maximum extent allowable.

[INVESCO ICON] INVESCO(R)

1-800-525-8085
1-800-959-4246
Automated AIM Investor Line: 1-800-246-5463

AIMinvestments.com

Effective 7/1/03 Fund Management Company became the distributor of INVESCO Treasurer's Series Funds, Inc.
11 Greenway Plaza, Suite 100, Houston, Texas 77046

This information must be preceded or accompanied by a current prospectus.


ATR   900531 9/03                                                     I-TSE-AR-1

ITEM 2.  CODE OF ETHICS


             INVESCO FUNDS GROUP, INC. & INVESCO DISTRIBUTORS, INC.
                      CODE OF ETHICS AND BUSINESS POLICIES
                                REVISED JULY 2002

                                  INTRODUCTION
                                  ------------

INVESCO's code of ethics and business policies adhere strictly to sound investment principles and practices and to the highest of ethical standards. Our policies are intended to ensure full conformity to the rules and regulations of our regulatory organizations.

The responsibility for following the policies and procedures rests with you, the employee. While INVESCO has a variety of procedures to oversee compliance, a conscientious, professional, and ethical attitude on your part will ensure that we fulfill the rules, regulations and business customs of our industry.

Every attempt has been made to cover all requirements, however, your good judgment is required for the success of INVESCO's compliance program. You should be familiar with the procedures and policies in this manual.

Occasionally, questions may arise which cannot be answered through this manual. In this instance, questions should be directed to the Legal & Compliance department.

Disciplinary sanctions such as suspension, with or without pay, or termination of employment may be imposed against any person who fails to adhere to the policies and procedures set forth in this manual.

On an annual basis, each INVESCO officer, director, and employee will be required to provide a written certification that he or she has read and understands the policies in the manual, recognizing that he or she is subject to the policies. In addition, on an annual basis each INVESCO officer, director, and employee will be required to certify in writing the disclosure of all personal securities transactions and reportable accounts.

     Questions regarding the contents of this manual should be directed to:

         Stephanie Barres, Director Broker Dealer Compliance, ext. 6475

               Jim Lummanick, Chief Compliance Officer, ext. 6526

                                 CODE OF ETHICS
                                 --------------

As members of an organization serving the public, all employees are guided in their actions by the highest ethical and professional standards.

1.   The  general  conduct  of all  employees  must  at all  times  reflect  the professional nature of the business we are in. INVESCO employees are judicious, accurate, objective and reasonable in dealing with both clients and other parties. The personal integrity of all employees must be beyond the slightest shadow of a doubt.
2. All INVESCO personnel must act within the spirit and the letter of all federal, state, and local laws and regulations pertaining to the securities business.
3. At all times, the interest of the client has precedence over any personal interest.
4. All officers, directors and employees shall obtain prior written approval before placing a securities transaction (as listed in the following INVESCO policies).
5. INVESCO personnel will not accept compensation of any sort for services, from any outside source without the permission of the CEO or their representative.
6. When personal interests conflict with the interests of INVESCO and its clients, the employee will report the conflict to the Legal & Compliance department for resolution.
7. Recommendations and actions of INVESCO are confidential and private matters between INVESCO and its clients. It is INVESCO's policy to prohibit, prior to general public release, the transmission, distribution or communication of any information regarding securities transaction of client accounts except to broker/dealers in the ordinary course of business.
8. No information obtained during the course of employment regarding particular securities (including reports and recommendations of INVESCO) may be transmitted, distributed, or communicated to anyone who is not affiliated with INVESCO. In addition, an employee in possession of this information may not use this information for their own personal gain.
9. The policies and guidelines set forth in this Code of Ethics must be strictly adhered to by all INVESCO employees. Severe disciplinary actions, including dismissal, may be imposed for violations of this Code, including the guidelines that follow.

                                FIDUCIARY CONDUCT
                                -----------------

The following principles will assist us as INVESCO and AMVESCAP employees in governing our conduct as fiduciaries:

1. AMVESCAP seeks to maintain the same high fiduciary standards throughout the world, even though those standards may not be legally required, or even recognized, in some countries.

2. Clients must be provided with timely and accurate information regarding their accounts.

3. Processes have been established for the proper maintenance, control and protection of client assets. Fiduciary assets must be segregated from AMVESCAP assets and property.

4. Fiduciary duties are delegated only when the client consents, and where permitted by applicable law. Reasonable care, skill and caution must be exercised in selection of agents and the review of their performance.

5. INVESCO and AMVESCAP are each responsible for making investment decisions on behalf of clients which conform to the prospectus, contract , or other controlling document.

6. INVESCO and all employees should seek open and responsive relationships with the various industry regulators.

                    GUIDELINES FOR AVOIDING PROHIBITED ACTS
                    ---------------------------------------

INVESCO employees are prohibited from the following ("Prohibited Acts"):

1. Soliciting or recommending purchases, sales or reinvestment in securities not in accordance with the client's investment objectives and guidelines.
2. Attempting to use their influence to cause any client account to purchase, sell or retain any securities for the purpose of seeking any form of personal gain.
3. Warranting the value or price of any security or guaranteeing its future performance.
4. Promising or representing that an issuer of securities will meet its obligations or will fulfill its investment or business objectives in the future.
5. Agreeing to protect a client against loss by repurchasing a security at some future time.
6.   Owning or taking title to any funds or assets of a client.
7. Maintaining a joint brokerage or bank account with any client; sharing any benefit, profit or loss resulting from securities transactions with any client; or entering into any business transaction with any client.
8. Borrowing money or securities from any client, regardless of the relationship between the client and INVESCO representative.
9. Owning, operating, managing or otherwise engaging in or being employed by any outside business activity on either a full-time or part-time basis without the prior written approval of the President or CEO or their representative.
10. Violating or failing to abide by INVESCO's policy designed to detect and prevent insider trading, and INVESCO policy regarding buying and selling AMVESCAP shares or ADRs.
11. Entering orders in any account for which there is no client. Any employee who becomes aware of any conduct which might violate the Prohibited Acts listed above, any laws or regulations, or improper or unauthorized actions, should report such conduct to their supervisor. Any questions about the conduct required by INVESCO should be directed to the Legal & Compliance department.

                               NEED-TO-KNOW POLICY
                               -------------------

  THIS POLICY IS TO BE READ IN CONJUNCTION WITH THE INVESCO PERSONAL SECURITIES
                               TRADING POLICIES.

In conjunction with the policies regarding insider trading and material information, INVESCO maintains a Need-to-Know Policy. This policy has been adopted to prevent even the appearance of impropriety.

As INVESCO diversifies its products and services, we must be aware that potential conflicts may arise. For instance, in the normal course of business with a retirement plan, INVESCO may receive confidential information about the plan's company (such as imminent lay-offs, poor earnings, etc.) that may be material to a portfolio manager holding the stock and trying to determine to buy or sell the securities.

In consideration of our professional responsibilities, and under law, INVESCO must not use nonpublic information improperly to benefit INVESCO, a client, or an individual. INVESCO personnel should always make every effort to avoid even the appearance of misusing nonpublic information.

In light of this, INVESCO employees who have nonpublic information must not disclose it to anyone who does not have a "need to know." This policy, also know as a "Fire Wall," is designed to keep the information confidential. While there may be times in which trading or other activities must be restricted, reliance on a successful operating Fire Wall allows INVESCO to minimize such restrictions. The Fire Wall permits INVESCO personnel in non-affected areas to continue to engage in activities involving a particular company's securities.

Under the Fire Wall policy, those on the "informed" side of the wall have a special duty to ensure that appropriate standards or confidentiality are maintained. For those on the "uninformed" side of the wall, a corresponding duty exists. All INVESCO personnel are prohibited from making any effort to obtain nonpublic information that may be in the possession of other parts of the organization. Again, INVESCO employees who have nonpublic information must not disclose it to anyone who does not have a need to know.

When material information is communicated, whether to other personnel or to those outside the organization, the second person is then "brought over the wall" and is then prohibited from effecting transactions in the concerned company securities until the information is made public. Therefore, extreme care should be taken to ensure that they are not put in a position of nonpublic information about other transactions that might prejudice or inhibit the appropriate performance of their other functions in their normal area of operation.

Any questions as to whether a piece of information is material or should not be communicated should be directed to the Legal & Compliance department of INVESCO.

                              ANTI-MONEY LAUNDERING
                              ---------------------

The attempted use of financial institutions and instruments to launder money is a significant problem that has resulted in the passage of strict laws in many countries. Money laundering attempts to disguise money derived from illegal activity including drug trafficking, terrorism, organized crime, fraud, and many other crimes. Money launderers go to great lengths to hide the sources of their funds. Among the most common stratagems are placing cash in legitimate financial institutions (such as mutual funds), layering between numerous financial institutions, and integrating the laundered proceeds back into the economy as apparently legitimate funds.

INVESCO maintains strict policies regarding this matter. Such policies are outlined in the Supervisory Procedures Manual and should be reviewed for compliance with such procedures. The manual may be obtained through the Legal & Compliance Department.

                                   AML Policy
                                   ----------

                                   ANTI-TRUST
                                   ----------

The laws of many countries are designed to protect consumers from illegal competitive actions such as price fixing and dividing markets. It is AMVESCAP's policy and practice to compete based on the merits of our products and services. We do not fix or control prices with competitors, divide up territories or markets, limit the production or sale of products, boycott certain suppliers or customers, unfairly control or restrict trade in any way, restrict a competitor's marketing practices, or disparage a competitor. We should never discuss products, pricing or markets with competitors with the intent to fix prices or divide markets.

                          INTERNATIONAL TRADE CONTROLS
                          ----------------------------

From time to time, various countries may impose restrictions upon the ability of businesses in their jurisdiction to engage in commerce with designated individuals, countries or companies. These laws are commonly referred to as boycotts or trade embargoes.

Similarly, many countries contribute the names of criminal or terrorist organizations or individuals to a common database and require financial institutions to screen customer lists against the database as part of their "Know Your Customer" obligations. We must be aware of and, where appropriate, adhere to any such restrictions.

                              GIFTS AND GRATUITIES
                              --------------------

This policy is in compliance with the National Association of Securities Dealers Regulation, Inc. (NASDR) Conduct Rule 3060 (a), which states:

No officer, director, or employee of INVESCO shall directly or indirectly accept in any one-year gifts, gratuities or favors in excess of $100 per individual per year from any one broker/dealer without the prior written approval of the Legal & Compliance Department.

In connection with the retail sale or distribution of shares of the INVESCO Funds products (retail, variable, etc.), no officer director, or employee covered by this policy may offer or pay to any broker/dealer anything of material value over $50, and no broker/dealer may solicit or accept anything of material value (over $50). See NASDR Conduct Rules 2820 & 2830.

Gifts or gratuities of any amount to any fiduciary of an existing or prospective ERISA account, or any associated person thereof, should be pre-approved in writing by the Legal & Compliance Department. The U.S. Department of Labor (DOL) has specific regulations regarding this issue which may necessitate a review for individual clients.

Lavish or frequent  entertainment may be considered a gift.

NASDR Rules require that the receipt of a gift or the giving of a gift must be documented. Recordkeeping for gifts received is maintained in the Legal & Compliance Department. Recordkeeping for National and Institutional Sales is maintained by the administrative group of that area and is to be available to regulators or Compliance upon request.

To report a gift, complete the GIFT REPORTING FORM and forward to Stephanie Barres, Mail Stop 50-101.

                          ACTIVITIES OUTSIDE OF INVESCO
                          -----------------------------

If you wish to accept a position with a corporation (public or private), charitable organization, foundation or similar group, you should seek prior approval. Submit a memorandum, detailing the proposed activity to your supervisor, the President or Chief Executive Officer and to the General Counsel. Please use the OUTSIDE ACTIVITIES FORM to report your proposed employment.

The memorandum should state the compensation or benefits, direct or indirect, that you will receive from your participation and the nature of the time commitment involved. These types of requests will be treated on a case-by-case basis with the interests of INVESCO and its clients being paramount.

                      PARTICIPATING IN A BOARD OF DIRECTORS
                      -------------------------------------

Employees may be asked to serve on the Board of Directors of another company, whether for profit or not-for-profit, charitable foundations, etc. Approval for such a position must be obtained.

If authorization to serve on the board of directors of a company is granted, the INVESCO officer, director or employee serving as a director shall refrain from any direct or indirect involvement in the consideration for purchase or sale and in the purchase or sale by any INVESCO client. For example, securities of the company of which the INVESCO officer, director or employee serves as a director, or any securities of an affiliate of such company, should not be purchased for INVESCO clients.

As an outside board member or officer, an employee may come into possession of material non-public information about the outside company, or other public companies. It is critical that a proper information barrier be in place between AMVESCAP business units and the outside organization, and that the employee does not communicate such information to other AMVESCAP employees or business units in violation of any such information barrier.

                                   GUIDELINES
                                   ----------

There is no absolute prohibition on an INVESCO employee participating in outside activities. As a practical matter, however, there may be circumstances in which it would not be in INVESCO's best interest to allow employees to participate in outside activities. The first consideration must be whether the activity will take so much of the employee's time that it will affect his or her performance. As important, however, is whether the activity will subject the employee to conflicts of interest that will reflect poorly on both him or her and INVESCO.

Our business is such that we must adhere strictly to the highest ethical standards and strive to avoid even the appearance of impropriety and conflict. It is impossible to anticipate every conflict that may arise, but activities should be limited to those that have the least probability of creating them. For example, serving on the board of a publicly traded company has clear potential for conflict, while serving on the board of a charitable organization generally does not normally pose a conflict.

Another consideration is that under the law, INVESCO and its employees must not use non-public material information improperly to benefit themselves or INVESCO's clients. It is conceivable, for example, that as an advisory board member, you may receive material non-public information about certain public companies. If this occurs, you would be prohibited from effecting transactions (either for your account or client accounts) until the information either is made available to the public or ceases to be material. You would also be required to keep the information confidential and, pursuant to our Code of Ethics and Insider Trading Policies, avoid using the information to effect trades.

Additionally, even if you are positive that you do not have any "insider information," unforeseen market events may make it look as if you did -- e.g., you sell securities of a company that subsequently reports an adverse event
(e.g., loss of a major customer, departure of key employees, etc.). It is virtually impossible to prove a negative -- that you didn't know about the event -- and it may make it difficult to win any lawsuit that is brought or to mitigate any resulting adverse publicity.

                              BUSINESS CARD POLICY
                              --------------------

It is the policy of INVESCO, that the business cards of the officers and employees of INVESCO be accurate, clear, and not misleading to the recipient. The SEC and NASDR categorize business cards as advertising material, and thus apply all general marketing rules to business cards. Accordingly, when developing and disseminating business cards, certain guidelines should be followed. Also, as with all advertising and marketing materials, approval should be obtained from the Legal & Compliance department.

Standard INVESCO business cards prepared by the Marketing Communications group meet all the necessary requirements. INVESCO Funds employees should only use business cards ordered from the Communications group.

All  business  cards  and  stationary  must  list  the  appropriate   Office  of
Supervisory Jurisdiction (OSJ) as registered with the NASD.

               ANTI-BRIBERY AND DEALINGS WITH GOVERNMENT OFFICIALS
               ---------------------------------------------------

Many of the countries in which AMVESCAP conducts its business prohibit the improper influencing of governmental officials by the payment of bribes, gifts, political contributions, lavish hospitality or by other means. Our policy requires adherence to those restrictions.

In general, all travel and entertainment we provide to governmental officials must be pre-approved within the appropriate AMVESCAP business unit. If approved, a written confirmation that such expenses do not violate local law must be obtained from an appropriate third party (e.g., the business unit's legal counsel or the government official's supervisor).

Gifts, other than those of nominal value, may not be given to or accepted from such officials. These prohibitions extend to any consultants or agents we may retain on behalf of AMVESCAP.

                EMPLOYEE POLITICAL AND CHARITABLE CONTRIBUTIONS
                -----------------------------------------------

INVESCO realizes, as active members of the community and involved citizens, its employees often participate in political and charitable projects and activities that may include donations and contributions by employees to political candidates or charitable organizations.

Although INVESCO encourages civic and community involvement by its employees, INVESCO desires to avoid any situation that raises a conflict of interest or that creates an appearance of impropriety in the context of INVESCO's business relationships. Specifically, this policy prohibits employees from making political or charitable contributions when the solicitation or request for such contributions implies that continued or future business with INVESCO depends on making such a contribution. Similarly, no contribution should be made that creates the appearance that INVESCO stands to benefit from a business relationship because of an employee's contribution.

We may not, under any circumstances, use Company funds to make political contributions without prior approval, nor may we represent our personal political views as being those of the Company.

                             CAMPAIGN CONTRIBUTIONS
                             ----------------------

Both federal and state campaign finance laws include limits on political contributions that employees may make. Under federal law, the maximum amount an individual may contribute to a political candidate is $1,000 per election. The limits imposed by state law vary.

All contributions made by employees must be entirely voluntary and should only be in an amount that is determined by the employee. Additionally, the contribution should be unlikely to influence the candidate's judgment regarding any continued or future business with INVESCO. No contributions should be made that create the appearance of any of the conflicts discussed. In no case may any contribution exceed the applicable federal or state limitations.

If an employee is unsure if a particular political contribution would be in compliance with this policy, they should consult the Legal & Compliance department.

                         CONTRACT RECORDKEEPING & REVIEW
                         -------------------------------

INVESCO requires that all contractual relationships entered into with unaffiliated entities be in writing, reviewed and approved by the Legal and Compliance Department, and fully executed by all parties. In addition, INVESCO monitors all current contracts for amendment to reflect changed circumstances, tracks the expiration date for timely renewal if necessary, superceding events, and other activities that could affect the contractual relationship.

INVESCO's Legal and Compliance Department has instituted procedures to ensure that these minimum requirements are fully met. All contracts should be submitted to the Legal & Compliance Department for review prior to signing the contract.

All signed original agreements entered into on behalf of INVESCO should be sent to the Legal & Compliance department for inclusion in the contract database and for disaster recovery purposes.

Only officers (Assistant Vice President, Vice President, and Senior Vice President) of INVESCO Funds Group, Inc., and of INVESCO Distributors, Inc., may sign contracts on behalf of INVESCO. Contact your department head to determine the appropriate officer to sign a contract.

                             PERFORMANCE DATA SOURCE
                             -----------------------

Mutual fund performance calculations provide a way to measure whether a mutual fund's investments are providing a profit to its shareholders. Performance measurement also offers a common basis for investors to compare one mutual fund against another mutual fund. To provide information that accurately reflects the financial status of a fund, the SEC and other industry organizations and accounting authorities specify various methods of computing mutual fund "performance." These methods include "total return" and "average annual return," among others.

In addition, the SEC and the NASD specify very strictly not only the performance calculation methods, but the way in which those calculations must be presented in prospectuses, advertising and sales literature, and indeed, in every communication of mutual fund "performance" to the public.

The SEC and other regulators impose penalties for violation of the various regulations relating to calculation and use of performance numbers. To ensure total compliance, INVESCO must strictly control the source and use of its mutual funds' performance statistics. The Financial Reports area of the INVESCO Portfolio Accounting Department is the sole source of INVESCO Mutual Fund performance calculations. Reference may be made to invescofunds.com website total return performance displays, as the Financial Reports department reviews this information on a daily and monthly basis.

ONLY FINANCIAL REPORTS' PERFORMANCE CALCULATIONS MAY BE USED OR REFERENCED BY ANY EMPLOYEE, CLIENT REPRESENTATIVE, OR OTHER PERSON IN ANY CAPACITY PURPORTING TO SPEAK ON BEHALF OF THE INVESCO MUTUAL FUNDS.

                                   COMPLAINTS
                                   ----------

The complaint process is governed by both the SEC and NASD. If a complaint is received in an official letter from the SEC, NASD, State or other regulatory organization, immediately send all original paperwork to Director of Broker Dealer Compliance in Legal & Compliance Department.

Complaints from shareholders are addressed through the Transfer Agency as outlined in INVESCO's Supervisory Procedures Manual.

Complaints regarding non-shareholder matters (for example, complaints regarding separately-managed accounts) are generally resolved by the Investment Division and/or Institutional Sales. The Legal & Compliance Department should be advised of the existence of such complaints and the ultimate resolution.

Employee's should ensure that all complaints are addressed in a timely fashion. Contact Legal and Compliance with questions regarding such items.

                         COMMUNICATIONS WITH REGULATORS
                         ------------------------------

It is the policy of INVESCO to cooperate fully with regulatory agencies. Most inquiries from regulators are of a routine nature. At the same time, however, even a casual inquiry from a regulatory agency may develop into a non-routine matter. This most often occurs due to misunderstandings over the information that the regulator is seeking, or statements made by people without a full knowledge of the facts. Moreover, even routine regulatory requests often involve interview with employees and production of records, which can be time-consuming. Finally, there have been instances in which persons have attempted to obtain confidential information by impersonating regulators. While such misrepresentation is blatantly illegal, it has occurred.

Our principal regulators - the Securities and Exchange Commission (SEC) and the National Association of Securities Dealers, Inc. (NASD) - are aware of the issues that their requests can raise. For that reason, the SEC, NASD and other regulators generally initiate their contacts with INVESCO through the Legal and Compliance Department. That way, the Legal and Compliance Department can ascertain quickly the scope of the inquiry and arrange to provide any information sought in a manner that is most efficient for the regulator and least disruptive to our business operations.

For these reasons, any contact by a regulatory agency must be referred immediately to the Chief Compliance Officer, Assistant General Counsel or
General Counsel. If the initial contact is made by telephone, simply and politely advise the caller that it is INVESCO's policy to direct any regulatory inquiry to the Legal and Compliance Department, and then transfer the call.

                        PENDING OR THREATENED LITIGATION
                        --------------------------------

INVESCO continuously strives to meet and exceed the highest standards in the conduct of its own business, and expects no less of the companies and personnel with which it has legal, commercial and investment relationships. However, the possibility always exists that INVESCO may become involved in litigation, either in its own respect or as a result of its advisory or other status with respect to the INVESCO Mutual Funds and its other investment accounts.

In virtually all instances, INVESCO receives formal notice of litigation by what is called "service of process." This is often done by hand delivery of the legal complaint and accompanying documents to the INVESCO offices, and, occasionally, by mail. When process is presented for service upon INVESCO Funds Group, INVESCO Distributors, Inc., the INVESCO Mutual Funds or other INVESCO affiliated entity, the INVESCO public receptionist is directed to call the INVESCO Legal & Compliance Department, which shall notify and direct an appropriate Company officer to accept such service on behalf of INVESCO. The INVESCO public receptionist and INVESCO mailroom are directed to forward to the INVESCO Legal & Compliance Department all litigation materials received via hand delivery, U.S. Postal Service, or any other delivery service.

INVESCO's General Counsel is responsible for all matters involving litigation initiated by or filed against INVESCO, although the General Counsel may delegate to selected Legal and Compliance Department staff such matters as the General Counsel deems appropriate and necessary. The General Counsel (or designee) shall coordinate with INVESCO's Company Affairs (Public Relations) department preparation and release of all litigation-related communications directed to the public. INVESCO's General Counsel reports on all pending, threatened or existing litigation to the executive management of INVESCO on a periodic basis, and as events develop, and shall proceed in litigation matters as the executive management of INVESCO may direct.

                  Corporate Information Systems Security Policy
                  ---------------------------------------------

This policy is an addendum to the IFG and IDI Code of Ethics and Business Policies Manual. All employees are responsible for the compliance with the Corporate Information Systems Security Policy.

Questions regarding this policy should be addressed with each employees department manager and then with their department's IT liaison.


                  INVESCO PERSONAL SECURITIES TRADING POLICIES

             (Substantially identical to the policies applicable to
                         all AMVESCAP entities Globally)

                       I. CORE PRINCIPLES (ALL EMPLOYEES)

     A. Employees have a duty to serve the best interests of clients and not to engage in conduct that is in conflict with such interests.

     B.   Employees are prohibited from misusing "inside information".

     C. Employees are permitted to acquire shares of AMVESCAP PLC ("AMVESCAP") through authorized share purchase schemes (including the AMVESCAP International Sharesave Plan) and otherwise in a manner consistent with applicable law.

     D. Employees are encouraged to invest in mutual funds, unit trusts and other collective investment vehicles sponsored by subsidiaries of AMVESCAP.

     E. Subject to certain exceptions set forth in these Policies employees are permitted to invest in other securities if they observe applicable laws and regulations and both the letter and spirit of these Policies.

             II. PROHIBITION AGAINST INSIDER TRADING (ALL EMPLOYEES)

     A. TERMS AND DEFINITIONS - As used in this Section II, certain key terms have the following meanings:

          1. "INSIDER" - The concept of "Insider" is broad, and includes at a minimum all directors, officers and employees of a company. Directors, officers and employees of AMVESCAP and its subsidiary companies are deemed to be Insiders of AMVESCAP. In addition, any person may be a temporary Insider if he/she enters into a special, confidential relationship with a company in the conduct of its affairs and, as a result, has access to non-public information developed for the company's purposes. Thus, any person associated with AMVESCAP or any of its subsidiaries may become a temporary Insider of a company which is advised by a subsidiary or for which a subsidiary performs other services. Temporary Insiders of a company may also include, for example, its attorneys, accountants, consultants and other agents, or employees of its bank lenders and major customers.

          2. "INSIDER TRADING" - While the law concerning "Insider Trading" is not static, it generally includes: (1) trading by an Insider while in possession of Material or Market/Price Sensitive Non-Public Information; (2) trading by non-insiders while in possession of Material or Market/Price Sensitive Non-Public Information either improperly obtained by the non-insider or disclosed to the non-insider by an Insider in violation of the Insider's duty to keep it confidential; and (3) communicating Material or Market/Price Sensitive Non-Public Information to others.

          3. "MATERIAL INFORMATION" (U.S. terminology) and "Market or Price Sensitive Information" (U.K. terminology) - These terms generally include (1) any information that a reasonable investor would likely consider to be important to making an investment decision; and (2) any information that is reasonably certain to have a substantial effect on the price of a company's securities.
               Examples of Material or Market/Price Sensitive Information include (but are not limited to) changes in dividends or dividend policy, earnings estimates or changes in previously released earnings estimates, developments concerning significant merger or acquisition proposals, developments in major litigation, and significant changes in management.

          4. "NON-PUBLIC INFORMATION" - Information is "non-public" until it has been effectively communicated to the market and the market has had time to "absorb" the information. For example, information found in a report filed with the Securities and Exchange Commission, or appearing in Dow Jones, Reuters Economic Services, The Wall Street Journal or other publications of general circulation would be considered public.

     B. GENERAL PROHIBITION - All Directors, officers and employees (including contract employees and part-time personnel) of AMVESCAP, its subsidiaries and affiliated companies worldwide, are prohibited from engaging in Insider Trading. This prohibition applies to both personal and client accounts.

     C. REPORTING OBLIGATION - Any Director, officer or employee (including any contract or part-time employee) who possesses or believes that he/she may possess Material or Market/Price Sensitive Non-Public Information about any issuer of securities must report the matter immediately to the Legal & Compliance department, which will review the matter and provide further instructions as to the appropriate handling of the information.

           III. POLICIES AND PROCEDURES GOVERNING PERSONAL SECURITIES
                             TRANSACTIONS GENERALLY

     A.   COVERED  PERSONS  - The  policies  and  procedures  set  forth in this
          Section III apply to Directors, officers and employees of AMVESCAP, its subsidiaries and affiliated companies ("AMVESCAP Companies") who are deemed to be "Covered Persons" as defined herein. The term "Covered Persons" includes all such Directors, officers and employees except those who have been determined to be "Exempt Persons" by the relevant management committee of an operating division of AMVESCAP or its designee ("Relevant Management Committee").

     B. EXEMPT PERSONS - An "Exempt Person" must meet all of the following criteria:

               1. Work in a position which is unrelated to any AMVESCAP Company's investment management, investment policy or investment strategy activities and who has no day-to-day access to information on current investment strategy, portfolio holdings and portfolio transactions;

               2. Demonstrate lack of day-to-day access to such information by factors such as physical separation (e.g. employment in a facility physically separated from the locations where investment-related activities occur) and lack of access to computer systems that would provide access to portfolio information;

               3. Annually sign a statement to the effect that such person has no actual access to such information, and that if he/she comes into contact with such information he/she will promptly notify the Legal & Compliance department who will determine, based on a review of the employee's circumstances, whether he/she may continue to be designated as an "Exempt Person".

                    NOTE: Each exempt person's status will be reviewed periodically by the Legal & Compliance Department. If any one of the above requirements is not met, the employee will immediately be considered to be a covered person.

     C. GENERAL POLICY

               1. Covered Persons may not engage in personal securities transactions that create an actual or potential conflict of interest with client trading activity. Thus Covered Persons have a fiduciary responsibility to ensure that all client trading activity in a security is completed before engaging in personal securities transact

               2. For purposes of this Section III the term "personal securities transaction" includes any transaction by a Covered Person for a "Covered Account", defined as any account: (a) in which a Covered Person has a direct or indirect financial interest; or (b) over which such Covered Person has direct or indirect control over the purchase or sale of securities. Such Covered Accounts may include, but are not limited to, accounts of a spouse, minor child, relative, friend, or personal business associate.

     D.   PRE-CLEARANCE REQUIREMENTS

               1.   General Requirement:

               a. A Covered Person may not engage in a personal securities transaction unless it has been pre-cleared by the Legal & Compliance department following a determination that the transaction does not give rise to an actual or potential conflict of interest with client activity in the same security. This determination shall not be made, and pre-clearance shall not be given, if there has been a client account transaction in the same security within seven (7) calendar days of the proposed personal securities transaction (the "7-Day Rule").

               b. Subject to oversight by the Relevant Management Committee, the Legal & Compliance department has responsibility for setting the policy for determining which client accounts will be matched against each Covered Person's personal securities transactions.

               c. The pre-clearance requirements and procedures set forth in this paragraph D apply to personal securities transactions in any security that is not the subject of an exception set forth in paragraph F below, and specifically apply to transactions in shares of AMVESCAP and to transactions in shares of closed-end investment companies and closed-end investment trusts managed by an AMVESCAP company.

               d. In the case of personal securities transactions involving the purchase or sale of an option on an equity security, the Legal & Compliance department will determine whether to pre-clear the transaction by matching the personal securities transaction against client account activity in both the option and the underlying security.

               e. It shall be the responsibility of the Legal & Compliance department following pre-clearance of a personal securities transaction, to monitor client account activity in the same security for the following seven (7) calendar days to determine whether the appearance of a conflict is present, either in conjunction with a particular transaction or as the result of a pattern of trading activity and, if so, whether any additional action (such as disgorgement of profits) is warranted.

          2. PRE-CLEARANCE PROCEDURES - The Legal & Compliance Department shall be responsible for setting appropriate procedures (and documentation) to carry out the pre-clearance requirements set forth in this paragraph D. These procedures shall include the following:

          a. A Covered Person must complete and submit to the Legal & Compliance department a pre-clearance request form setting forth details of each proposed personal securities transaction;

          b. The Legal & Compliance department will review the form and notify the covered person whether the request is authorized or denied (as time-stamped on the form).

               1.   Investment  Division  personnel  should seek final  approval
                    from  the  Chief  Investment   Officer;   and  Trading  Desk
                    personnel should seek approval from the Head Trader.

          c. The Covered Person is permitted to trade WITHIN ONE TRADING DAY following the date of approval. If the trade is not executed during the time period a new pre-clearance request form must be submitted.

          3.   DE MINIMIS EXEMPTION

               A pre-clearance request relating to a proposed personal securities transaction involving 2,000 or fewer shares (or 20 or fewer contracts, in the case of options) of an issuer that has at least US $1 billion (or non-US. currency equivalent) in market capitalization shall not be subject to the 7-Day Rule or other provisions of sub-paragraph D.1, provided that:

               (a) Any pre-clearance approval given for such transaction shall be valid for ten (10) calendar days only; and

               (b) The de minimis exemption may be used once every thirty (30) days for a specific security.

     E.   REPORTING REQUIREMENTS

          1. INITIAL REPORTS BY COVERED PERSONS - Within 10 days of commencement of employment each Covered Person must provide to the Legal & Compliance department a complete list of all of his or her Covered Accounts, including individual securities held within those accounts or in certificate form.
          2. REPORTS OF TRADE CONFIRMATIONS - Within (ten) 10 calendar days of settlement of each personal securities transaction, the Covered Person engaging in the transaction must submit or ensure their broker mails a duplicate copy of the broker-dealer confirmation for such transaction to the Legal & Compliance department. (Note:
               The duplicate confirmation must be generated by the broker-dealer and mailed directly to the legal/compliance department. Employee delivered Photostat copies are not acceptable unless requested by the Legal & Compliance department.)

          3. ANNUAL UPDATE AND CERTIFICATION - No later that February 1 of each year, each Covered Person must file with the legal/compliance department an annual account statement that lists, as of December 31 of each prior year, all Covered Accounts of such Covered Person and all securities holdings of such Covered Accounts. Annually, each Covered Person must execute and provide his/her legal/compliance department with a certificate of compliance with these Policies and any other personal trading policies then in effect which apply to such Covered Person.

     F.   EXCEPTIONS TO PRE-CLEARANCE AND REPORTING REQUIREMENTS

          1.   The   following   securities   are  not  subject  to  either  the
               pre-clearance requirements or the reporting requirements set forth in this Section III:

               a. Open-end mutual funds and open-end unit trusts, other than INVESCO Funds accounts.

               b. Variable annuities, variable life products and other similar unit-based insurance products issued by insurance companies and insurance company separate accounts.

               c.   U.S. (Federal)  Government  Securities,  and d. Money market
                    instruments   (as   defined   by  the  Legal  &   Compliance
                    department).

          2. INDEPENDENT DIRECTORS - Personal securities transactions of an Independent Director of AMVESCAP are not subject to either the pre-clearance or reporting requirements set forth in this Section III except with respect to personal securities transactions in the shares of AMVESCAP or shares of any closed-end investment company or investment trust served by such Independent Director in a Director or Trustee capacity. For purposes of this exception, the term "Independent Director" includes (a) any Director of AMVESCAP (i) who is neither an officer nor employee of AMVESCAP or of any AMVESCAP Company, or (ii) who is not otherwise "connected with" AMVESCAP or any AMVESCAP Company within the meaning of the London Stock Exchange Yellow Book;

          3. Personal securities transactions in the following are NOT SUBJECT TO THE PRE-CLEARANCE REQUIREMENTS set forth in this Section III BUT ARE SUBJECT TO THE REPORTING REQUIREMENTS:

                    o    INVESCO Funds mutual fund accounts;
                    o    Securities    acquired   through   automatic   dividend
                         reinvestment plans;
                    o Securities acquired through the receipt or exercise of rights or warrants issued by a company on a pro rata basis to all holders of a class of security;
                    o    A City Index (e.g., IG Index) (UK only);
                    o    Futures contracts;
                    o    Commodities contracts;
                    o Futures or Options on a stock market index, a foreign currency or commodity; and
                    o Exchange Traded Funds (ETFs) such as NASDAQ 100 shares, S & P Depository Receipts, etc.

          4. DELEGATED DISCRETIONARY ACCOUNTS - Pre-clearance is not required for transactions in a Covered Account as to which a Covered Person is not exercising power over investment discretion, provided that:

                    a. The Covered Account is the subject of a written contract providing for the delegation by the Covered Person of substantially all investment discretion to another party;

                    b. The Covered Person has provided the Legal & Compliance department with a copy of such written agreement and a Pre-Approval Request;

                    c. The Covered Person certifies in writing that he/she has not discussed, and will not discuss, potential investment decisions with the party to whom investment discretion has been delegated; and

                    d. The Covered Person complies with all reporting requirements outlined in paragraph E above, and also provides or makes provision for the delivery of monthly and/or quarterly statements of discretionary account holdings to the Legal & Compliance department.

               THE FOREGOING EXCEPTION FROM THE PRE-CLEARANCE REQUIREMENT DOES NOT APPLY TO TRANSACTIONS BY A DELEGATED DISCRETIONARY ACCOUNT IN SHARES OF AMVESCAP. All employees are required to notify parties to whom they have delegated investment discretion that such discretion may not be exercised to purchase shares of AMVESCAP and that any sales of AMVESCAP shares by a Covered Account which is the subject of delegated investment discretion are subject to the pre-clearance and reporting requirements set forth in this
               Section III and the policies and provisions set forth in Section IV below.

     G. RESTRICTIONS ON CERTAIN ACTIVITIES

     In order to avoid even the appearance of conduct that might be deemed contrary to a client's best interests, Covered Persons (other than Independent Directors of AMVESCAP) are subject to the following additional restrictions and prohibitions relating to certain investment activities and related conduct:

          1.   PROHIBITION  AGAINST TRADING IN SECURITIES ON "RESTRICTED LISTS":
               It is recognized that there may be occasions when AMVESCAP, an AMVESCAP Company, or a Covered Person who is a key executive of AMVESCAP or an AMVESCAP Company, may have a special relationship with an issuer of securities. In such occasions the Board of Directors of AMVESCAP or the Relevant Management Committee may decide to place the securities of such issuer on a "restricted list", to be maintained by the Legal & Compliance department. All employees are prohibited from engaging in any personal securities transactions in a security on a "restricted list".

          2. PROHIBITION AGAINST SHORT-TERM TRADING ACTIVITIES: Covered Persons are prohibited from profiting in an "opposite transaction" in the same security within 60 days of its purchase or sale. Generally, only those securities requiring pre-clearance are subject to this Short-Term Trading Prohibition. However, while options and futures transactions are generally not subject to this Short-Term Trading Prohibition, such transactions may not be used to circumvent the prohibition.

          3.   PROHIBITION  AGAINST SHORT SALES:
               Covered Persons are prohibited from engaging in short sales of securities.

          4.   PROHIBITION AGAINST PURCHASES IN INITIAL PUBLIC OFFERINGS:
               Covered Persons are prohibited from purchasing securities in initial public offerings except in those circumstances where different amounts of such offerings are specified for different investor types (e.g. private investors and institutional investors) and the purchase has been pre-cleared by the Legal &
               Compliance department on the basis that it is not likely to create any actual or potential conflict of interest.

          5. RESTRICTIONS ON THE PURCHASE OF RESTRICTED SECURITIES ISSUED BY PUBLIC COMPANIES:
               Generally, Covered Persons are discouraged from investing in restricted securities of public companies. A Covered Person may purchase such securities if the purchase has been pre-cleared by the Legal & Compliance department following a determination that the proposed transaction does not present any actual or potential conflict of interest.

          6.   RESTRICTIONS ON PRIVATE PLACEMENTS (INCLUDING HEDGE FUNDS):
               A Covered Person may not purchase or sell any security obtained through a private placement (including the purchase or sale of an interest in a so-called "hedge fund") unless such transaction has been pre-cleared by the Legal & Compliance department following a determination that the proposed transaction does not present any actual or potential conflict of interest.
               In addition, if a Covered Person owning securities of a privately held company knows that the company is proposing to engage in a public offering involving securities of that company (whether or not such securities are of the same class as the securities held by such Covered Person), he/she must disclose this information to the Legal & Compliance department which will determine whether further action should be taken.

          7.   PARTICIPATION IN INVESTMENT CLUBS:
               A Covered Person is prohibited from participating in an investment club unless such participation has been pre-cleared
               (form) by the Legal & Compliance department following its determination that the following conditions have been satisfied:

                    a. the Covered Person's participation does not create any actual or potential conflict of interest;

                    b.   the  Covered   Person   does  not  control   investment
                         decision-making for the investment club; and

                    c. the Covered Person has made satisfactory arrangements to ensure that duplicate trade confirmations of investment club activity and quarterly statements of investment club holdings are provided to the Legal & Compliance department by brokers acting on behalf of the investment club.

               Should the Covered Person contribute, but not necessarily control, investment decision-making for the investment club, all transactions by the investment club would be subject to pre-clearance.

               Note: Exemption from trading pre-clearance for Investment Club participation may be made by the Legal & Compliance department. Such account activity will be periodically reviewed and if deemed necessary, the pre-clearance exemption may be revoked at any time.

               THE FOREGOING EXCEPTION FROM THE PRE-CLEARANCE REQUIREMENT DOES NOT APPLY TO TRANSACTIONS IN SHARES OF AMVESCAP PLC. All employees are required to notify parties with whom they participate in investment clubs with, that the club may not purchase or sell shares of AMVESCAP without prior clearance, and such transaction in AMVESCAP shares by a Covered Account are subject to the pre-clearance and reporting requirements set forth in this Section III and the policies and provisions set forth in
               Section IV below.

     IV.  TRANSACTIONS IN SHARES OF AMVESCAP PLC

                                 (ALL EMPLOYEES)

          A. Personal securities transactions in shares of AMVESCAP PLC by Directors, officers and employees of AMVESCAP and the AMVESCAP Companies are governed by AMVESCAP's Share Dealing Code (the "Code", a copy of which is attached hereto) adopted in accordance with requirements of the London Stock Exchange. The Code is incorporated by reference and made a part of these Policies so that a violation of the Code is also deemed a violation of these Policies. Among other provisions the Code generally prohibits all trading in AMVESCAP shares during certain defined "closed periods" which are typically two calendar months before annual results and earnings announcements and one calendar month before quarterly results and earnings announcements.

          B.   The  prohibitions  against  insider  trading  set forth  above in
               Section II of these Policies and the pre-clearance and reporting provisions set forth above in Section III of these Policies apply to personal securities transactions in shares of AMVESCAP.

          C. The foregoing provisions apply to all Directors, officers and employees of AMVESCAP, including both Covered Persons and Exempt Persons as defined in Section III, and apply to all personal securities transactions by or for the benefit of such persons, including transactions in discretionary accounts maintained for such persons.

          AMVESCAP OPTIONS AND SHARES TRANSACTIONS

               Purchases and sales of AMVESCAP shares (including ordinary shares and ADRs) is any INVESCO or AMVESCAP employee benefit accounts are subject to controls enforced by the plan administrator. Accordingly, these transactions are not subject to pre-clearance. ANY OTHER PURCHASES AND SALES OF AMVESCAP ORDINARY SHARES AND ADRS, HOWEVER, ARE SUBJECT TO PRE-CLEARANCE UNDER THE ABOVE RULES AND PROCEDURES.

               Additionally, except as part of an INVESCO or AMVESCAP employee benefit program, Covered Persons are prohibited from engaging in any transactions in options on AMVESCAP securities.

     V.   ADMINISTRATION OF POLICIES (ALL EMPLOYEES)

          A. WITH THE EXCEPTION OF PART IV ABOVE, administration of these Policies is the responsibility of the various Legal & Compliance departments within the AMVESCAP group, subject to general oversight by the Relevant Management Committees.

          B. RESPONSIBILITY for the administration of these Policies as they relate to transactions in AMVESCAP shares (Part IV above) rests jointly with the AMVESCAP Company Secretary, responsible for interpretations of the Code; its Group Compliance Officer, responsible for determinations made in the event of possible violations of the Code or of these Policies; and its various Legal & Compliance departments, responsible for pre-clearance and reporting of transactions. In any event, responsibility for these Policies as they pertain to trading in AMVESCAP shares is subject to general oversight by the AMVESCAP Board of Directors.

          C.   ADMINISTRATIVE RESPONSIBILITY FOR THESE POLICIES INCLUDES:

               1. The authority to adopt such forms and procedures as may be appropriate to implement these Policies;

               2. The authority to recommend and to implement policies that are more restrictive than those set forth in these Policies;

               3. The authority, on a case by case basis, and to a limited extent, to approve exceptions from any of the prohibitions, restrictions or procedures set forth in Part III of these Policies; and

               4. The authority to review violations of the Policies and to recommend to the Relevant Management Committee (or to the AMVESCAP Board of Directors in the case of violation of the Policies set forth in Part IV), such penalties and sanctions as may be appropriate under the circumstances.

          D.   EXCEPTIONS - Where  exceptions are approved under  subparagraph C
               (3) above, a determination shall be made, in the case of each such exception, that it is consistent with the Core Principles set forth in Section I of these Policies and that it does not create an actual or potential conflict of interest. The approval of the exception and the circumstances surrounding such approval shall be noted in writing and reported to the Relevant Management Committee at the next available opportunity.

          E.   PENALTIES AND SANCTIONS

               1.   Persons  who are  found to have  violated  the  prohibitions against Insider Trading set forth in Section II of these Policies may be subject to severe penalties and sanctions including, but not limited to, disgorgement of profits and suspension or termination of employment. These penalties and sanctions shall be in addition to any penalties that may be imposed by law, including (a) civil injunctions; (b) revocation of licenses and registrations; (c) substantial fines; and/or (d) imprisonment.

               2. Persons who are found to have knowingly violated any of the other provisions of these Policies, including the pre-clearance and reporting requirements, the restrictions against certain defined activities and the rules governing trading in shares of AMVESCAP, shall be subject to a range of possible sanctions including, among other actions: (a) required special education or training; (b) letters of admonition or censure; (c) restrictions on further personal securities transactions; (d) disgorgement of profits; and
                    (e) reassignment, demotion, suspension or termination of employment.


               POLICY FOR DIRECTOR AND EMPLOYEE PERSONAL DEALINGS

                    IN THE SHARES AND OPTIONS OF AMVESCAP PLC

                          (AMVESCAP POLICY 07/18/2001)

                                  INTRODUCTION

The London Stock Exchange requires all listed companies to adopt a share dealing policy and procedures designed to prevent members of the Board of Directors and employees from improperly using material non-public information. We must comply with this policy if we wish to deal in the Ordinary Shares, American Depository Receipts ("ADRs"), or exercise share options of AMVESCAP PLC.

                          PERSONS COVERED BY THE POLICY

All members of the AMVESCAP PLC Board of Directors, Executive Board, and all employees are subject to this policy. In addition, all "connected persons" of Board members or employees are also covered.

Persons connected to directors or employees includes:

     o    Our spouses;

     o Our dependent children under the age of 18 (including adopted, illegitimate or step-children);

     o Any body corporate, or other business entity, with which the director or employee is "associated" i.e., where 20% or more of the equity share capital or voting power is controlled by the director or employee and their connected persons;

     o The trustees of any trust where the beneficiaries of the trust include any of the above connected persons (with the exception of employee share schemes and pension schemes);

     o Our business partners i.e., a person or business entity with which we share a mutual economic interest under an agreement to share that interest.

                               DEALING PROCEDURES

All of our transactions in AMVESCAP PLC ordinary shares or ADRs must be approved in advance, including those in plans or trusts sponsored by the Company. Members of the Board of Directors and Executive Board must obtain prior clearance from the Group Compliance Officer. Employees must obtain approval in accordance with the personal share dealing policies in effect in their business unit. Generally this will mean seeking approval via their local compliance team which will be notified by the Company Secretary of any dates when employees are not free to deal. Details of "close periods", namely periods when employees are not free to deal, are also circulated to all employees on the internal e-mail system.

All of our options transactions, including those through plans or trusts sponsored by the Company, must also be approved in advance. Members of the Board of Directors, Executive Board members, and employees must obtain approval from the Group Company Secretary. The Request for Authorization to Deal Form must be used for dealing in shares and ADRs. The Application Form for the Purpose of Exercises of Share Options must be used for options transactions. We are obligated to inform our connected persons that they are also subject to these requirements. Any dealing they may do must be approved as described above.

                               PROHIBITED DEALINGS

In order to prevent even the appearance of impropriety, we must be careful to deal in AMVESCAP shares or options only when not in possession of material non-public information. This includes, but is not limited to the following:

     o No share dealing within two months before the Company announces its annual results or dividends;

     o    No  share  dealing  within  one  month  before  the   announcement  of
          semi-annual or quarterly results;

     o The exercise of an option or right to purchase under an employee share scheme is generally not permissible where the final exercise date falls within the above periods, although certain transactions may be permissible depending upon the circumstances. In any event, if you are unsure as to your ability to exercise an option you should contact the Company Secretary;

     o No short term or day trading of shares or ADRs, i.e. purchases and sales within a 30 day period.

Any questions regarding this policy or procedures should be referred to the Group Compliance Officer or Group Company Secretary.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT


The Audit Committee of the Boards of Directors of the INVESCO Mutual Funds is composed of four of the Fund's directors who are not affiliated with the Funds' investment adviser. All members are independent. The Board has determined that each of the Committee members is "financially literate" and that at least two members have "accounting or related financial management expertise" as used in the New York Stock Exchange definitions of the terms.

Under the recently enacted Sarbanes-Oxley Act, if the Boards of Directors have not determined that an "audit committee financial expert," a new term defined by the SEC and based on criteria contained in the Act, is serving on the Audit Committee, it must disclose this fact and explain why it does not have such an expert. The Boards of Directors have determined that none of the members of the Audit Committee meet the technical requirements of the definition. Moreover, the Boards believe that for the following reasons it is not necessary for registered investment companies such as the Funds, with an audit committee that meets the New York Stock Exchange requirements of financial literacy, to have a "financial expert" as a member of the committee.

     1. The financial statements of and accounting principles applying to registered investment companies such as the Funds are relatively simple, straightforward and transparent compared to operating companies. The significant accounting issues are valuation of securities and other assets (regulated under the Investment Company Act of 1940 and computed daily), accrual of expenses, allocation of joint expenses shared with other entities such as insurance premiums and disclosures of all related party transactions. Equally important is a knowledge of the tax laws applying to registered investment companies. None of the accounting issues involving corporate America that have received recent publicity such as sophisticated derivative transactions and special purpose entities are present in financial reporting for registered investment companies.

     2. During the years that the Funds has been filing financial reports under the 1940 Act since their inception, there has never been a requirement for a financial report or statement to be restated.

     3. The current members of the Audit Committee have the experience of 23.5 years serving on this Audit Committee and in the Boards' judgement, through this experience and experience with other public corporation's financial affairs, they have an understanding of the relevant generally accepted accounting principles governing the Funds' financial statements, tax laws applying to the Funds, the Funds internal accounting controls and audit committee functions necessary to satisfy the objectives of the Sarbanes-Oxley Act with respect to the financial statements, auditing process and internal controls of the Funds.

     4. The Audit Committee has the capability of employing a consultant who satisfies the technical definition of a "financial expert" and will do so from time to time if circumstances warrant."


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to this filing.

ITEM 5.  [RESERVED]

ITEM 6.  [RESERVED]

ITEM 7.  NOT APPLICABLE

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES

     (a) Based on their evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant's President and Treasurer & Chief Financial and Accounting Officer have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing date, and that information required to be disclosed in the report is communicated to the Registrant's management, as appropriate, to allow timely decisions regarding required disclosure.

     (b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to the significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

     (a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

          Not  applicable to this filing.

     (b) A separate certification for each principal executive officer and principal financial officers of the Registrant as required by Rule 30a-2 under the Act.

         "Attached hereto"

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto authorized.

INVESCO TREASURER'S SERIES FUNDS, INC.


By:         /s/ Raymond R. Cunningham
            ------------------------------------------------------------
            Raymond R. Cunningham, President and Chief Executive Officer

Date:       October 31, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto authorized.

INVESCO TREASURER'S SERIES FUNDS, INC.


By:         /s/ Ronald L. Grooms
            --------------------------------------------------------------------
            Ronald L. Grooms, Treasurer & Chief Financial and Accounting Officer

Date:       October 31, 2003